As filed with the Securities and Exchange Commission on July 14, 2004
                                                     1933 Act File No. 333-
                                                     1940 Act File No. 811-21574

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933       [ ]
                           Pre-Effective Amendment No.         [ ]
                          POST-EFFECTIVE AMENDMENT NO.         [ ]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 4               [X]
                        (Check appropriate box or boxes)

                     EATON VANCE FLOATING-RATE INCOME TRUST
                     --------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (617) 482-8260
        -----------------------------------------------------------------

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     Name and Address (of Agent for Service)

                          Copies of Communications to:

                              Mark P. Goshko, Esq.
                           Kirkpatrick & Lockhart LLP
                                 75 State Street
                           Boston, Massachusetts 02109


    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

    If any of the securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

    It is proposed that this filing will become effective (check appropriate box):
         [X] when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

===============================================================================================
                                                PROPOSED        PROPOSED
                                                MAXIMUM         MAXIMUM          AMOUNT OF
                               AMOUNT BEING     OFFERING        AGGREGATE     REGISTRATION FEES
TITLE OF SECURITIES             REGISTERED    PRICE PER UNIT  OFFERING PRICE       (1)
     REGISTERED                   (1)              (1)           (1)
-----------------------------------------------------------------------------------------------


Auction Preferred Shares, $0.01    40           $25,000         $1,000,000       $126.70
par value

===============================================================================================

(1) Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

                      ____________________________________


    THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

PRELIMINARY PROSPECTUS          SUBJECT TO COMPLETION             July [ ], 2004
--------------------------------------------------------------------------------

$[    ] EATON VANCE FLOATING-RATE INCOME TRUST

[EATON VANCE LOGO]                          SHARES, SERIES A
                                            SHARES, SERIES B
                                            SHARES, SERIES C
                                            SHARES, SERIES D
                                            SHARES, SERIES E

AUCTION PREFERRED SHARES
LIQUIDATION PREFERENCE $25,000 PER SHARE

INVESTMENT OBJECTIVES AND POLICIES. Eaton Vance Floating-Rate Income Trust (the "Trust") is a newly organized, diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Trust will seek to achieve its investment objectives by investing primarily in senior, secured floating rate loans ("Senior Loans"). Under normal market conditions, Eaton Vance Management, the Trust's investment adviser, expects the Trust to maintain an average duration of less than one year (including the effect of anticipated leverage).

INVESTMENT ADVISER. The Trust's investment adviser is Eaton Vance Management ("Eaton Vance" or the "Adviser"). As of June 30, 2004, Eaton Vance and its subsidiaries managed approximately $[ ] billion on behalf of funds, institutional clients and individuals. As of June 30, 2004, Eaton Vance and its subsidiaries managed approximately $[ ] billion in funds, in other commingled investment vehicles and for institutional accounts which invest primarily in Senior Loans.

PORTFOLIO CONTENTS. The Trust will pursue its objectives by investing its assets primarily in Senior Loans. Under normal market conditions, the Trust will invest at least 80% of its total assets in Senior Loans. Senior Loans are made to corporations, partnerships and other business entities ("Borrowers") which operate in various industries and geographical regions, including foreign
Borrowers. Senior Loans pay interest at rates which are redetermined periodically on the basis of a floating base lending rate plus a premium. Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. Because of the protective features of Senior Loans (being both senior in a Borrower's capital structure and secured by specific collateral), the Adviser believes, based on its experience, that Senior Loans tend to have more favorable loss recovery rates compared to most other types of below investment grade obligations which are subordinated and unsecured. (CONTINUED ON INSIDE COVER PAGE)

INVESTING IN AUCTION PREFERRED SHARES ("APS") INVOLVES CERTAIN RISKS. SEE "INVESTMENT OBJECTIVE, POLICIES AND RISKS--RISK CONSIDERATIONS" BEGINNING ON PAGE .

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           PRICE TO PUBLIC    SALES LOAD     PROCEEDS TO FUND(1)
--------------------------------------------------------------------------------
Per Share                  $                  $              $
Total
--------------------------------------------------------------------------------


(1) PLUS ACCUMULATED DIVIDENDS, IF ANY, FROM THE DATE THE AUCTION PREFERRED SHARES ARE ISSUED, BUT BEFORE OFFERING EXPENSES PAYABLE BY THE TRUST ESTIMATED TO BE APPROXIMATELY $[ ]. THE TRUST AND ADVISER HAVE AGREED TO INDEMNIFY THE UNDERWRITERS AGAINST CERTAIN LIABILITIES UNDER THE SECURITIES ACT OF 1933, AS AMENDED. SEE "UNDERWRITING."

    The Underwriters are offering the APS subject to various conditions. The Underwriters expect to deliver the APS in book-entry form, through the facilities of The Depository Trust Company to purchasers on or about July , 2004.


The information in this Prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and we are not soliciting offers to buy these securities, in any state where the offer or sale is not permitted.

(CONTINUED FROM THE PREVIOUS PAGE)

Capitalized terms not otherwise defined are defined in the Glossary that appears at the end of this Prospectus. The APS are offered at a price per share of $25,000 subject to a sales load of $250 per share.

Dividends on the APS of the Trust offered hereby will be cumulative from the Date of Original Issue and payable commencing on the dates specified below (an "Initial Dividend Payment Date") and thereafter generally on the days specified below, subject to certain exceptions. The cash dividend rate (the "Applicable Rate") on the APS for the Initial Dividend Period on such dates will be the per annum rate specified below:

                                         INITIAL DIVIDEND        INITIAL
                                           PAYMENT DATE      APPLICABLE RATE
                                         ----------------    ---------------
                       Series A......
                       Series B......
                       Series C .....
                       Series D .....
                       Series E(1) ..

__________

(1) THE INITIAL  DIVIDEND  PERIOD FOR SERIES E WILL BE A DIVIDEND PERIOD OF DAYS
ENDING           , 2004.

The APS will not be registered on any stock exchange or on any automated quotation system. APS may only be bought or sold through an Order at an Auction with or through a broker-dealer that has entered into an agreement with the Auction Agent of the Trust or in a secondary market that may be maintained by certain broker-dealers. These broker-dealers are not required to maintain this market and it may not provide you with liquidity. An increase in the level of interest rates, particularly during any Special Dividend Period that is a Long-Term Dividend Period as discussed in "Description of APS--Dividends and Dividend Periods--General," likely will have an adverse effect on the secondary market price of the APS, and a selling shareholder may sell APS between Auctions at a price per share of less than $25,000.

Each prospective purchaser should review carefully the detailed information regarding the Auction Procedures which appears in this Prospectus and the Trust's Statement of Additional Information and should note that (i) an Order constitutes an irrevocable commitment to hold, purchase or sell APS based upon the results of the related Auction, (ii) the Auctions will be conducted through telephone communications, (iii) settlement for purchases and sales will be on the Business Day following the Auction and (iv) ownership of APS will be maintained in book-entry form by or through the Securities Depository. In certain circumstances, holders of APS ("APS Shareholders") may be unable to sell their APS in an Auction and thus may lack liquidity of investment. The APS may only be transferred pursuant to a Bid or a Sell Order placed in an Auction through a Broker-Dealer to the Auction Agent or in the secondary market, if any.

This Prospectus sets forth concisely information you should know before investing in the APS. Please read and retain this Prospectus for future reference. A Statement of Additional Information for the Trust dated July , 2004 has been filed with the SEC and can be obtained without charge by calling 1-800-225-6265 or by writing to the Trust. The table of contents to the Statement of Additional Information is located at page [ ] of this Prospectus. This Prospectus incorporates by reference the entire Statement of Additional Information of the Trust. The Statement of Additional Information is available along with other Trust-related materials at the SEC's internet web site (http://www.sec.gov). The Trust's address is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, and its telephone number is 1-800-225-6265.

The APS do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Trust has not authorized any other person to provide you with different information. The Trust is not making an offer of these securities in any state where the offer is not permitted.

TABLE OF CONTENTS

                 Prospectus summary.........................
                 Financial highlights.......................
                 The Trust..................................
                 Use of proceeds............................
                 Capitalization.............................
                 Portfolio composition......................
                 Investment objective, policies and
                  risks.....................................
                 Management of the Trust....................
                 Description of APS.........................
                 The Auctions...............................
                 Taxes......................................
                 Description of capital structure...........
                 Certain provisions of the Declaration
                  of Trust..................................
                 Underwriting...............................
                 Shareholder Servicing Agent, custodian
                  and transfer agent........................
                 Legal opinions.............................
                 Independent registered public
                  accounting firm...........................
                 Additional information.....................
                 Table of contents for the Statement of
                  Additional Information....................
                 The Trust's privacy policy.................
                 Glossary...................................

PROSPECTUS SUMMARY

THIS IS ONLY A SUMMARY. YOU SHOULD REVIEW THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS AND IN THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION.

THE TRUST

Eaton Vance Floating-Rate Income Trust (the "Trust") is a recently organized, diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on April 28, 2004. The Trust has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's principal office is located at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, and its telephone number is 1-800-225-6265. The Trust commenced operations on June 30, 2004 upon the closing of an initial public offering of its common shares of beneficial interest, par value $0.01 per share ("Common Shares"). The Common Shares of the Trust are traded on the New York Stock Exchange ("NYSE") under the symbol "EFT." In connection with the initial public offering of the Trust's Common Shares, the underwriters of the Common Shares offering were granted an option to purchase additional shares to cover over-allotments.

Certain of the capitalized terms used in this Prospectus are defined in the Glossary that appears at the end of this Prospectus.

THE OFFERING

The Trust is offering, pursuant to this Prospectus, preferred shares of beneficial interest, par value $0.01 per share, which have been designated Auction Preferred Shares, Series A, Series B, Series C, Series D and Series E (collectively, the "APS"). Issuance of the APS represents the leveraged financing contemplated in connection with the offering of the Common Shares of the Trust.

The Trust is offering [ ] Auction Preferred Shares, Series A, [ ] Auction Preferred Shares, Series B, [ ]Auction Preferred Shares, Series C, [ ] Auction Preferred Shares, Series D and [ ] Auction Preferred Shares, Series E at a purchase price of $25,000 per share plus accumulated dividends, if any, from the Date of Original Issue. The APS are being offered through a group of underwriters (collectively, the "Underwriters") led by [ ], [ ], and [ ]. See "Underwriting."

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, Eaton Vance expects the Trust to maintain a duration of less than one year (including the effect of anticipated leverage). The Trust will pursue its objectives by investing primarily in Senior Loans. Senior Loans are made to corporations, partnerships and other business entities ("Borrowers") which operate in various industries and geographical regions. Senior Loans pay interest at rates which are redetermined periodically by reference to a base lending rate, primarily the London-Interbank Offered Rate ("LIBOR"), plus a premium. It is anticipated that the proceeds of the Senior Loans in which the Trust will acquire interests primarily will be used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancing, and internal growth and for other corporate purposes of Borrowers.

Under normal market conditions, the Trust will invest at least 80% of its total assets in Senior Loans. The Trust may invest up to 20% of its total assets in
(i) loan interests which have (a) a second lien on collateral  ("Second  Lien"),
(b) no security interest in the collateral, or (c) lower than a senior claim on collateral; (ii) other income-producing securities, such as investment and non-investment grade corporate debt securities and U.S. government and U.S. dollar-denominated foreign government or supranational debt securities; and
(iii) warrants and equity securities issued by a Borrower or its affiliates as part of a package of investments in the Borrower or its affiliates. The Adviser anticipates that most of the Trust's investments, including investments in Senior Loans, will be of below investment-grade quality. The Trust may invest up to 20% of its total assets in corporate bonds of below investment grade quality ("Non-Investment Grade Bonds"), commonly referred to as "junk bonds," are bonds that are rated below investment grade by each of the national rating agencies who cover the security, or, if unrated, are determined to be of comparable quality by the Adviser. Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch") consider securities rated below BBB- to be below investment grade and Moody's Investors Service, Inc. ("Moody's") considers securities rated below Baa3 to be below investment grade. The Trust's credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating. Securities rated in the lowest investment grade rating (BBB- or Baa3) may have certain speculative characteristics. Below investment grade quality securities are considered to be predominantly speculative because of the credit risk of the issuers. See "Investment objectives, policies and risks--Additional risk considerations--Non-investment grade securities risk."

The Trust will only invest in U.S. dollar denominated securities. The Trust may invest in U.S. dollar denominated Senior Loans and other securities of non-United States issuers. The Trust's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

Under normal market conditions, the Trust expects to maintain an average duration of less than one year (including the effect of anticipated leverage). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

Investing in Senior Loans involves investment risk. Some Borrowers default on their Senior Loan payments. The Trust attempts to manage this credit risk through portfolio diversification and ongoing analysis and monitoring of Borrowers. The Trust also is subject to market, liquidity, interest rate and other risks. See "Investment objectives, policies and risks." Scott H. Page and Payson F. Swaffield (each a Vice President of Eaton Vance) are the portfolio managers of the Trust. Mr. Page and Mr. Swaffield have co-managed other Eaton Vance portfolios investing primarily in Senior Loans since 1996. The Trust's investments are actively managed, and Senior Loans and other securities may be bought or sold on a daily basis.

The Adviser's staff monitors the credit quality and price of Senior Loans and other securities held by the Trust, as well as other securities that are available to the Trust. The Trust may invest in individual Senior Loans and other securities of any credit quality. Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. In evaluating the quality of particular Senior Loans or other securities, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects.

The Trust may purchase or sell derivative instruments (which derive their value from another instrument, security or index) for risk management purposes, such as hedging against fluctuations in Senior Loans and other securities prices or interest rates; diversification purposes; changing the duration of the Trust; or leveraging the Trust. Transactions in derivative instruments may include the purchase or sale of futures contracts on securities, indices and other financial instruments, credit-linked notes, tranches of collateralized loan obligations and/or collateralized debt obligations, options on futures contracts, and exchange-traded and over-the-counter options on securities or indices, and interest rate, total return and credit default swaps. Guidelines of any rating organization that rates any preferred shares issued by the Trust may limit the Trust's ability to engage in such transactions. Subject to the Trust's policy of investing at least 80% of its total assets in Senior Loans and subject to the limitations on the use of futures contracts and related options imposed by Rule
4.5 of the Commodity Futures Trading Commission, the Trust may invest, without limitation, in the foregoing derivative instruments for the purposes stated herein.

INVESTMENT ADVISER AND ADMINISTRATOR

Eaton Vance, an indirect wholly-owned subsidiary of Eaton Vance Corp., is the Trust's investment adviser and administrator. See "Management of the Trust." As of June 30, 2004, Eaton Vance and its subsidiaries managed approximately $[ ] billion on behalf of funds, institutional clients and individuals. As of June 30, 2004, Eaton Vance and its subsidiaries managed approximately $[ ] billion in funds, in other commingled investment vehicles and for institutional accounts which invest primarily in Senior Loans.

RISK FACTORS SUMMARY

Risk is inherent in all investing. Therefore, before investing in the Trust you should consider certain risks carefully. The primary risks of investing in APS are:

    o  If an Auction fails, you may not be able to sell some or all of your APS;

    o Because of the nature of the market for APS, you may receive less than the price you paid for your shares if you sell them outside of the Auction, especially when market interest rates are rising;

    o  A Rating Agency could downgrade APS, which could affect liquidity;

    o  The Trust may be forced to redeem your APS to meet  regulatory  or Rating
       Agency   requirements  or  may  elect  to  redeem  your  APS  in  certain circumstances;

    o In extraordinary circumstances, the Trust may not earn sufficient income from its investments to pay dividends;

    o If long-term interest rates rise, the value of the Trust's investment in preferred stock, paying fixed dividends and debt securities will decline, reducing the asset coverage for its APS;

    o If an issuer of an obligation in which the Trust invests is downgraded or defaults, there may be a negative impact on the income and/or asset value of the Trust's portfolio; and

    o The Trust's investments in Non-Investment Grade Bonds are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, Non-Investment Grade Bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of Non-Investment Grade Bonds are more likely to default on their payments of interest and principal owed to the Trust, and such defaults will reduce the Trust's net asset value and income distributions. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer's revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

For additional general risks of investing in APS of the Trust, see "Investment objective, policies and risks--Risk considerations."

TRADING MARKET

APS are not listed on an exchange. Instead, you may buy or sell APS at an Auction that normally is held on the dates set forth below by submitting Orders to a broker-dealer that has entered into an agreement with the Auction Agent (a "Broker-Dealer") or to a broker-dealer that has entered into a separate agreement with a Broker-Dealer. In addition to the Auctions, Broker-Dealers and other broker-dealers may maintain a secondary trading market in APS outside of Auctions but may discontinue this activity at any time. There is no assurance that a secondary market will develop, or if it does develop, that it will provide shareholders with liquidity. You may transfer APS outside of Auctions only to or through a Broker-Dealer or a broker-dealer that has entered into a separate agreement with a Broker-Dealer.

The table below shows the first Auction Date for each series of APS of the Trust and the day on which each subsequent Auction will normally be held for each such series. The first Auction Date for each series of APS of the Trust will be the Business Day before the Dividend Payment Date for the Initial Dividend Period for each such series. The start date for Subsequent Dividend Periods normally will be the Business Day following the Auction Date unless the then-current Dividend Period is a Special Dividend Period, or the day that normally would be the Auction Date or the first day of the Subsequent Dividend Period is not a Business Day.

                                             FIRST AUCTION       SUBSEQUENT
                                                 DATE             AUCTIONS
                                             -------------       ----------
Series A...
Series B...
Series C...
Series D...
Series E...

DIVIDENDS AND DIVIDEND PERIODS

The table below shows the dividend rate for the Initial Dividend Period of the APS offered in this Prospectus. For Subsequent Dividend Periods, APS will pay dividends based on a rate set at Auctions. For Series A, Series B, Series C APS, Series D APS and Series E APS dividends are generally paid on the day following the end of the Dividend Period. The rate set at Auction will not exceed the Maximum Applicable Rate. See "The Auctions--Auction Procedures."

Finally, the table below shows the numbers of days of the Initial Dividend Period for the APS. Subsequent Dividend Periods generally will be [ ] days for Series A, Series B and Series C and [ ] days for Series D APS and Sereies E APS. The Dividend Payment Date for Special Dividend Periods of other than [ ] days in the cases of Series A, Series B and Series C and [ ] days in the case of Series D APS and Series E APS, will be set out in the notice designating a Special Dividend Period. See "Description of APS--Dividends and Dividend Periods."

                                                   DIVIDEND                     NUMBER OF
                                                 PAYMENT DATE   SUBSEQUENT       DAYS OF
                     INITIAL       DATE OF        FOR INITIAL    DIVIDEND        INITIAL
                    DIVIDEND    ACCUMULATION       DIVIDEND       PAYMENT       DIVIDEND
                      RATE      OF INITIAL RATE     PERIOD         DATE          PERIOD
                    --------    ---------------  ------------   ----------     ----------
Series A.               %
Series B.               %
Series C.               %
Series D.
Series E.

TAXATION

Dividends paid with respect to APS should constitute dividends for federal income tax purposes to the extent attributable to the Trust's current or accumulated earnings and profits. For a further discussion of the tax treatment of dividends paid by the Trust see "Taxes--General." Distributions of net capital gain, to the extent so designated, will be treated as long-term capital gains. There can be no assurances as to what percentage of the dividends paid on the APS will consist of long-term capital gains, which are taxed at more favorable tax rates than ordinary income.

REDEMPTION

Although the Trust will not ordinarily redeem APS, it may be required to redeem APS if, for example, the Trust does not meet an asset coverage ratio required by law or in order to correct a failure to meet a Rating Agency guideline in a timely manner. See "Description of APS--Redemption--Mandatory redemption." The Trust may voluntarily redeem APS in certain circumstances. See "Description of APS--Redemption--Optional redemption."

LIQUIDATION PREFERENCE

The liquidation preference of the APS of each series is $25,000 per share, plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared). See "Description of APS--Liquidation rights."

RATING

Shares of APS of the Trust will be issued with a credit quality rating of AAA or Aaa from both [ ] and [ ]. The Trust may at some future time look to have its APS rated by additional or Substitute Rating Agencies. Because the Trust is required to maintain at least two ratings, it must own portfolio securities of sufficient value with adequate credit quality to meet each Rating Agency's guidelines. See "Description of APS--Rating Agency guidelines and asset coverage."

VOTING RIGHTS

The 1940 Act requires that the APS Shareholders and any other Preferred Shares of the Trust, voting as a separate class, have the right to elect at least two Trustees of the Trust at all times and to elect a majority of the Trustees at any time when two years' dividends on the APS or any other Preferred Shares are unpaid. The APS Shareholders and any other Preferred Shares of the Trust will vote as a separate class on certain other matters as required under the Trust's Agreement and Declaration of Trust ("Declaration of Trust") and the 1940 Act. See "Description of APS--Voting rights" and "Certain provisions of the Declaration of Trust."

FINANCIAL HIGHLIGHTS

Information contained in the tables below under the headings "Income (loss) from operations" and "Ratios/Supplemental data" shows the unaudited operating performance of the Trust from the commencement of the Trust's investment operations  on June  30,  2004  until  [ ],  2004.  Since  the  Trust  commenced operations on June 30, 2004, the tables cover approximately four weeks of operations, during which a substantial portion of the Trust's assets were invested in high-quality, short-term debt securities. Accordingly, the information presented may not provide a meaningful picture of the Trust's operating performance.

                        FINANCIAL STATEMENTS (UNAUDITED)
                              FINANCIAL HIGHLIGHTS
                               AS OF [     ], 2004

                                  PERIOD ENDED
                              [    ], 2004(2)(3)
        ___________________________________________________________________
        Net asset value--Beginning of period(4)..................     $
        INCOME (LOSS) FROM OPERATIONS
        Net investment income...................................      $
        Net realized and unrealized loss........................      $(      )
        Total income from operations............................      $
        Common share offering costs.............................      $(      )
        Net asset value--End of period...........................     $
        Market value--End of period..............................     $
        Total Investment Return on Net Asset Value(5)...........      %
        Total Investment Return on Market Value(5)..............      %
        RATIOS/SUPPLEMENTAL DATA(1)
        Net assets, end of period (000's omitted)...............      $
        Ratios (As a percentage of average daily net assets):
         Net expenses...........................................      %(6)
         Net investment income..................................      %(6)
        Portfolio Turnover......................................      %

_________

(1) THE OPERATING EXPENSES OF THE TRUST REFLECT A REDUCTION OF THE INVESTMENT ADVISER FEE AND A REIMBURSEMENT OF EXPENSES BY THE ADVISER. HAD SUCH ACTION NOT BEEN TAKEN, THE RATIOS AND NET INVESTMENT INCOME PER SHARE WOULD HAVE BEEN AS FOLLOWS:

        RATIOS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS):
        EXPENSES................................................      %(6)
        NET INVESTMENT INCOME...................................      %(6)
        NET INVESTMENT INCOME PER SHARE.........................     $

(2) FOR THE PERIOD FROM THE START OF BUSINESS, JUNE 30, 2004, TO [ ], 2004.

(3) COMPUTED USING AVERAGE COMMON SHARES OUTSTANDING.

(4) NET ASSET VALUE AT BEGINNING OF PERIOD REFLECTS THE DEDUCTION OF THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER FROM THE $20.00 OFFERING PRICE.

(5) TOTAL INVESTMENT RETURN ON NET ASSET VALUE IS CALCULATED ASSUMING A PURCHASE AT THE OFFERING PRICE OF $20.00 LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER ON THE FIRST DAY AND A SALE AT THE NET ASSET VALUE ON THE LAST DAY OF THE PERIOD REPORTED. TOTAL INVESTMENT RETURN ON MARKET VALUE IS CALCULATED ASSUMING A PURCHASE AT THE OFFERING PRICE OF $20.00 LESS THE SALES LOAD OF $0.90 PER SHARE PAID BY THE SHAREHOLDER ON THE FIRST DAY AND A SALE AT THE CURRENT MARKET PRICE ON THE LAST DAY OF THE PERIOD REPORTED. TOTAL INVESTMENT RETURN ON NET ASSET VALUE AND TOTAL INVESTMENT RETURN ON MARKET VALUE ARE NOT COMPUTED ON AN ANNUALIZED BASIS.

(6) ANNUALIZED.

THE TRUST

Eaton Vance Floating-Rating Income Trust (the "Trust") is a diversified, closed-end management investment company. The Trust was organized as a Massachusetts business trust on April 28, 2004. The Trust has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's principal office is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, and its telephone number is 1-800-225-6265.

The Trust commenced operations on June 30, 2004 upon the closing of an initial public offering of shares of its common shares of beneficial interest, $0.01 par value (the "Common Shares"). The proceeds of such offering were $649,400,000 before the payment of offering expenses borne by the Trust. The Common Shares of the Trust are traded on the New York Stock Exchange ("NYSE") under the symbol "EFT." In connection with the initial public offering of the Trust's Common Shares, the underwriters of the Common Shares offering were granted an option to purchase, at a price of $20.00 per Common Share,5,100,000 additional Common Shares to cover over-allotments. On [ ], 2004, the Trust issued [ ] Common Shares pursuant to a [partial] exercise of the over-allotment option.


Certain of the capitalized terms used in this Prospectus are defined in the Glossary that appears at the end of this Prospectus.

USE OF PROCEEDS

The net proceeds of this offering will be approximately $[ ] after the payment of the sales load and expected offering costs. See "Underwriting." The Trust will invest the net proceeds of the offering in accordance with its investment objective and policies stated below. It is presently anticipated that the Trust will be able to invest substantially all of the net proceeds in securities that meet the investment objective and policies during a period estimated not to exceed three months from the completion of the offering of the APS depending on market conditions and the availability of appropriate securities. Pending such investment, the proceeds may be invested in high quality, short-term debt securities.

Capitalization

The following table sets forth the unaudited capitalization of the Trust as of [ ], 2004 and as adjusted to give effect to the issuance of the APS offered hereby. The APS offering costs to be borne by the Trust and thus holders of Common Shares ("Common Shareholders") are estimated to be $[ ].

                                                                            ACTUAL           AS ADJUSTED
---------------------------------------------------------------------------------------------------------
                                                                          (UNAUDITED)        (UNAUDITED)
Preferred shares, par value, $0.01 per share (no shares
  issued; 5,800 as adjusted, at $25,000 per share
  liquidation preference)..........................................   $             --   $
SHAREHOLDERS' EQUITY:
Common Shares, par value, $0.01 per share (14,505,000 shares
  issued and outstanding)..........................................   $                  $
Capital in excess of par value attributable to Common
  Shares...........................................................
Net undistributed investment income................................
Net accumulated realized gain (loss)...............................
Net unrealized appreciation on investments.........................
Net Assets.........................................................   $                  $

PORTFOLIO COMPOSITION

As of [ ], 2004, the following table indicates the approximate percentage of the Trust's portfolio invested in common stock, preferred stock and short-term obligations. Also included in the table is other information with respect to the portion of the Trust's investment portfolio invested in preferred stock as of the same date.

                                                         NUMBER OF
          INVESTMENT      S&P(1)   MOODY'S(1)  FITCH(1)   ISSUES         VALUE     PERCENT
       ---------------    ------   ----------  --------  ---------  ------------   -------
       Common Stock...    --       --          --           --                        %
       Preferred Stock    AA       Aa          AA                                     %
                          A        A           A                                      %
                          BBB      Baa         BBB                                    %
                          BB       Ba          BB           --                        %
                          Unrated                           --                        %
         Cash and cash
            equivalents   --       --          --           --      ____________      %
         Total........                                              $               100%
__________

(1)RATINGS:  USING  THE  HIGHER  OF S&P'S,  MOODY'S  OR  FITCH'S  RATINGS  ON THE  TRUST'S
    INVESTMENTS.  S&P AND FITCH RATING CATEGORIES MAY BE MODIFIED FURTHER BY A PLUS (+) OR
    MINUS (--) IN AA, A, BBB, BB, B, AND CCC RATINGS.  MOODY'S  RATING  CATEGORIES  MAY BE
    MODIFIED FURTHER BY A 1, 2 OR 3 IN AA, A, BAA, BA, B, AND CAA RATINGS.

Investment objective, policies and risks

INVESTMENT OBJECTIVE

The Trust's investment objective is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. Under normal market conditions, Eaton Vance expects the Trust to maintain a duration of less than one year (including the effect of anticipated leverage). The Trust will pursue its objectives by investing its assets primarily in senior, secured floating rate loans ("Senior Loans"). Investment in such floating rate instruments is expected to minimize changes in the underlying principal value of the Senior Loans, and therefore the Trust's net asset value, resulting from changes in market interest rates. Senior Loans are made to corporations, partnerships and other business entities ("Borrowers") which operate in various industries and geographical regions. Senior Loans pay interest at rates which are redetermined periodically by reference to a base lending rate, primarily the London-Interbank Offered Rate ("LIBOR"), plus a premium.


PRIMARY INVESTMENT POLICIES

GENERAL COMPOSITION OF THE TRUST

Under normal market conditions, the Trust will invest at least 80% of its total assets (generally by the purchase of assignments) in interests in Senior Loans of domestic or foreign Borrowers (so long as foreign loans are U.S. dollar-denominated and payments of interest and repayments of principal are required to be made in U.S. dollars). The Trust may invest up to 20% of its total assets in (i) loan interests which have (a) a second lien on collateral ("Second Lien"), (b) no security interest in the collateral, or (c) lower than a senior claim on collateral; (ii) other income-producing securities, such as investment and non-investment grade corporate debt securities and U.S. government and U.S. dollar-denominated foreign government or supranational debt securities; and (iii) warrants and equity securities issued by a Borrower or its affiliates as part of a package of investments in the Borrower or its affiliates. If the Adviser determines that market conditions temporarily warrant a defensive investment policy, the Trust may invest up to 100% of its assets in cash and/or high quality, short-term debt securities, which would not be consistent with the Trust's investment objectives. While temporarily invested, the Trust may not achieve its investment objectives. The Adviser anticipates that most of the Trust's investments, including investments in Senior Loans, will be of below investment-grade quality. The Trust may invest up to 20% of its total assets in corporate bonds of below investment grade quality ("Non-Investment Grade Bonds"), commonly referred to as "junk bonds," are bonds that are rated below investment grade by each of the nationally recognized statistical rating agencies ("Rating Agencies") who cover the security, or, if unrated, are determined to be of comparable quality by the Adviser. Standard & Poor's Ratings Group ("S&P") and Fitch Ratings ("Fitch") consider securities rated below BBB- to be below investment grade and Moody's Investors Service, Inc. ("Moody's") considers securities rated below Baa3 to be below investment grade. The Trust's credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event of a downgrade of an assessment of credit quality, the withdrawal of a rating, or in the event of a default. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuers of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies. Securities rated in the lowest investment grade rating (BBB- or Baa3) may have certain speculative characteristics. Below investment grade quality securities are considered to be predominantly speculative because of the credit risk of the issuers. See "Investment objectives, policies and risks--Additional risk considerations--Non-investment grade securities risk."

The Trust will only invest in U.S. dollar denominated securities. The Trust may invest in U.S. dollar denominated securities of non-United States issuers. The Trust's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

The Trust's policy of investing, under normal market conditions, at least 80% of its total assets in Senior Loans is not considered to be fundamental by the Trust and can be changed without a vote of the Trust's shareholders. However, this policy may only be changed by the Trust's Board following the provision of 60 days prior written notice to the Trust's shareholders.

Under normal market conditions, the Trust expects to maintain an average duration of less than one year (including the effect of anticipated leverage). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.

The Adviser's staff monitors the credit quality and the price of Senior Loans and other securities held by the Trust, as well as other securities that are available to the Trust. The Trust may invest in Senior Loans and other securities of any credit quality. Although the Adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the Rating Agencies. In evaluating the quality of a particular security, whether rated or unrated, the Adviser will normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. The Adviser will attempt to reduce the risks of investing in lower rated or unrated debt instruments through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

The Trust may purchase shares of other investment companies with a similar investment objective and policies as permitted under the Investment Company Act. Such investments are limited to 10% of total assets overall, with no more than 5% invested in any one issuer. The value of shares of other closed-end investment companies is affected by risks similar to those of the Trust, such as demand for those securities regardless of the demand for the underlying portfolio assets. Investment companies bear fees and expenses that the Trust will bear indirectly, so investors in the Trust will be subject to duplication of fees. The Trust also may invest up to 5% of its total assets in structured notes or derivatives with rates of return determined by reference to the total rate of return on one or more Senior Loans referenced in such notes or instruments. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced Senior Loan or Loans. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss; as a result, a relatively small decline in the value of a referenced Senior Loan could result in a relatively large loss in the value of a structured note or derivative. Common Shares of other investment companies and structured notes or derivatives as discussed above that invest in Senior Loans or baskets of Senior Loans will be treated as Senior Loans for purposes of the Trust's policy of normally investing at least 80% of its assets in Senior Loans, and may be subject to the Trust's leverage limitations.

SENIOR LOANS

Senior Loans hold the most senior position in the capital structure of a Borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. The capital structure of a Borrower may include Senior Loans, senior and junior subordinated debt, preferred stock and common stock issued by the Borrower, typically in descending order of seniority with respect to claims on the Borrower's asset. Senior Loans are typically secured by specific collateral. As also discussed above, the proceeds of Senior Loans primarily are used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancings and internal growth and for other corporate purposes.

Senior Loans in which the Trust will invest generally pay interest at rates, which are redetermined periodically by reference to a base lending rate, plus a premium. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. These base lending rates are primarily LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders. As floating rate loans, the frequency of how often a loan resets its interest rate will impact how closely such loans track current market interest rate. The Senior Loans held by the Trust will have a dollar-weighted average period until the next interest rate adjustment of approximately 90 days or less. As a result, as short-term interest rates increase, interest payable to the Trust from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to the Trust from its investments in Senior Loans should decrease. The Trust may utilize derivative instruments to shorten the effective interest rate redetermination period of Senior Loans in its portfolio. Senior Loans typically have a stated term of between one and ten years. In the experience of the Adviser over the last decade, however, the average life of Senior Loans has been two to four years because of prepayments.

The Trust expects primarily to purchase Senior Loans by assignment from a participant in the original syndicate of lenders or from subsequent assignees of such interests. The Trust may also purchase participations in the original syndicate making Senior Loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participations in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Trust may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Trust assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Trust intends to invest may not be rated by any Rating Agency.

The Trust may purchase and retain in its portfolio Senior Loans where the Borrowers have experienced, or may be perceived to be likely to experience, credit problems, including default, involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, the Trust may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan.

The Trust may also purchase unsecured loans, other floating rate debt securities such as notes, bonds and asset-backed securities (such as special purpose trusts investing in bank loans), credit-linked notes, tranches of collateralized loan obligations, investment grade fixed income debt obligations and money market instruments, such as commercial paper.

Senior Loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Trust, a reduction in the value of the investment and a potential decrease in the net asset value of the Trust. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Trust could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. The collateral securing a Senior Loan may lose all or substantially all of its value in the event of bankruptcy of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans, including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Trust's performance.

Many Senior Loans in which the Trust will invest may not be rated by a Rating Agency, will not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to Senior Loans will generally be less extensive than that available for registered or exchange listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Borrowers may have outstanding debt obligations that are rated below investment grade by a Rating Agency. Many of the Senior Loans held by the Trust will have been assigned ratings below investment grade by Rating Agencies. In the event Senior Loans are not rated, they are likely to be the equivalent of below investment grade quality. Because of the protective features of Senior Loans, the Adviser believes, based on its experience, that Senior Loans tend to have more favorable loss recovery rates as compared to more junior types of below investment grade debt obligations. The Adviser does not view ratings as the determinative factor in its investment decisions and relies more upon its credit analysis abilities than upon ratings.

No active trading market may exist for some loans and some loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in the Trust's net asset value. During periods of limited supply and liquidity of Senior Loans, the Trust's yield may be lower.

When interest rates decline, the value of a fund invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a fund invested in fixed-rate obligations can be expected to decline. Although changes in prevailing interest rates can be expected to cause some fluctuations in the value of Senior Loans (due to the fact that floating rates on Senior Loans only reset periodically), the value of Senior Loans is substantially less sensitive to changes in market interest rates than fixed-rate instruments. As a result, the Adviser expects the Trust's policy of investing a portion of its assets in floating-rate Senior Loans will make the Trust less volatile and less sensitive to changes in market interest rates than if the Trust invested exclusively in fixed-rate obligations. Similarly, a sudden and significant increase in market interest rates may cause a decline in the value of these investments and in the Trust's net asset value. Other factors (including, but not limited to, rating downgrades, credit deterioration, a large downward movement in stock prices, a disparity in supply and demand of certain Senior Loans and other securities or market conditions that reduce liquidity) can reduce the value of Senior Loans and other debt obligations, impairing the Trust's net asset value.

The Adviser uses an independent pricing service to value most loans and other debt securities at their market value. The Adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Trust values its assets would materially affect

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net asset value.  A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when the Common Shares are not priced, net asset value can change at times when Common Shares cannot be sold.


ADDITIONAL INVESTMENT PRACTICES

SECOND LIEN LOANS AND DEBT SECURITIES

The Trust may invest in loans and other debt securities that have the same characteristics as Senior Loans except that such loans are second in lien priority rather than first. Such "second lien" loans and securities like Senior Loans typically have adjustable floating rate interest payments. Accordingly, the risks associated with "second lien" loans are higher than the risks of loans with first priority over the collateral. In the event of default on a "second lien" loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible, that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Trust.

COLLATERALIZED LOAN OBLIGATIONS ("CLOS")

The Trust may invest in certain asset-backed securities as discussed below. Asset-backed securities are payment claims that are securitized in the form of negotiable paper that is issued by a financing company (generically called a Special Purpose Vehicle or "SPV"). These securitized payment claims are, as a rule, corporate financial assets brought into a pool according to specific diversification rules. The SPV is a company founded solely for the purpose of securitizing these claims and its only asset is the risk arising out of this diversified asset pool. On this basis, marketable securities are issued which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV takes place at maturity out of the cash flow generated by the collected claims.

A CLO is a structured credit security issued by an SPV that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically Senior Loans, are used as collateral supporting the various debt tranches issued by the SPV. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of CLO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CLOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of debt instruments, usually, non-investment grade bank loans. Payments with respect to the underlying debt securities generally are made to the trustee under the indenture. CLOs are designed to be retired as the underlying debt instruments are repaid. In the event of sufficient early prepayments on such debt instruments, the class or series of CLO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CLOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure their priority with respect to other CLO tranches that remain outstanding. The credit quality of these securities depends primarily upon the quality of the underlying assets, their priority with respect to other CLO tranches and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement.

COLLATERALIZED DEBT OBLIGATIONS ("CDOS")

The Trust may invest in CDOs. A CDO is a structured credit security issued by an SPV that was created to reapportion the risk and return characteristics of a pool of assets. The assets, typically non-investment grade bonds, leveraged loans, and other asset-backed obligations, are used as collateral supporting the various debt and equity tranches issued by the SPV. The key feature of the CDO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of CDO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CDOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of debt securities, usually, non-investment grade bonds. Payments with respect to the underlying debt securities generally are made to the trustee under the indenture. CDOs are designed to be retired as the underlying debt securities are repaid. In the event of sufficient early prepayments on such debt

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

securities, the class or series of CDO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CDOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CDOs that remain outstanding. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. CDOs operate similarly to CLOs and are subject to the same inherent risks.

FOREIGN SECURITIES

Although the Trust will only invest in U.S. dollar-denominated income securities, the Trust may invest in Senior Loans and other debt securities of non-U.S. issuers. Investment in securities of non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, differing legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including among others the issuer's balance of payments, overall debt level, and cash flow considerations related to the availability of tax or other revenues to satisfy the issuer's obligations. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in the payment or delivery of securities and interest or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. Investments may include securities issued by the governments of lesser-developed countries, which are sometimes referred to as "emerging markets." There may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, armed conflict and diplomatic developments which could affect the value of the Trust's investments in certain foreign countries.

CORPORATE BONDS AND OTHER DEBT SECURITIES

The Trust may invest in a wide variety of bonds, debentures and similar debt securities of varying maturities and durations issued by corporations and other business entities, including limited liability companies. Debt securities in which the Trust may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are "perpetual" in that they have no maturity date. The Trust may invest in bonds and other debt securities of any quality. As discussed below, Non-Investment Grade Bonds, commonly known as "junk bonds," are considered to be predominantly speculative in nature because of the credit risk of the issuers.

NON-INVESTMENT GRADE BONDS

As indicated above, Non-Investment Grade Bonds are those rated lower than investment grade (i.e., bonds rated lower than Baa3 by Moody's and lower than BBB- by S&P and Fitch) or are unrated and of comparable quality as determined by the Adviser. Non-Investment Grade Bonds rated BB and Ba have speculative characteristics, while lower rated Non-Investment Grade Bonds are predominantly speculative.

The Trust may hold securities that are unrated or in the lowest rating categories (rated C by Moody's or D by S&P or Fitch). Bonds rated C by Moody's are regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated D by S&P or Fitch are in payment default or a bankruptcy petition has been filed and debt service payments are jeopardized. In order to enforce its rights with defaulted securities, the Trust may be required to retain legal counsel and/or a financial adviser. This may increase the Trust's operating expenses and adversely affect net asset value.

The credit quality of most securities held by the Trust reflects a greater than average possibility that adverse changes in the financial condition of an issuer, or in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Trust more volatile and could limit the Trust's ability to sell its securities at favorable prices. In the absence of a liquid trading market for securities held by it, the Trust may have difficulties determining the fair market value of such securities.

Although the Adviser considers security ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the Rating Agencies. In evaluating the quality of a particular security, whether rated or unrated, the Adviser will

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

normally take into consideration, among other things, the issuer's financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage, and earnings prospects. Because of the greater number of investment considerations involved in investing in high yield, high risk bonds, the achievement of the Trust's objectives depends more on the Adviser's judgment and analytical abilities than would be the case if the Trust invested primarily in securities in the higher rating categories. While the Adviser will attempt to reduce the risks of investing in lower rated or unrated securities through active Trust management, diversification, credit analysis and attention to current developments and trends in the economy and the financial markets, there can be no assurance that a broadly diversified fund of such securities would substantially lessen the risk of defaults brought about by an economic downturn or recession. In recent years, issuances of Non-Investment Grade Bonds by companies in various sectors has increased. Accordingly, the Trust's investments may have significant exposure to certain sectors of the economy and thus may react differently to political or economic developments than the market as a whole.

The Trust's high yield securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, and payment in kind features.

CONVERTIBLE SECURITIES

The Trust may invest in convertible securities. A convertible security is a debt security or preferred stock that is exchangeable for an equity security of the issuer at a predetermined price. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. The Trust may invest in convertible securities of any rating.

GOVERNMENT SECURITIES

U.S. Government securities include (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one year to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. The Trust may also invest in any other security or agreement collateralized or otherwise secured by U.S. Government securities. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Because the U.S. Government generally is not obligated to provide support to its instrumentalities, the Trust will invest in obligations issued by these instrumentalities only if the Adviser determines that the credit risk with respect to such obligations is minimal.

The principal of and/or interest on certain U.S. Government securities which may be purchased by the Trust could be (a) payable in foreign currencies rather than U.S. dollars or (b) increased or diminished as a result of changes in the value of the U.S. dollar relative to the value of foreign currencies. The value of such portfolio securities may be affected favorably by changes in the exchange rate between foreign currencies and the U.S. dollar.

SAMIS AND OTHER SENIOR LOAN BASED DERIVATIVES

As discussed above, the Trust may obtain exposure to senior loans and baskets of senior loans through the use of derivative instruments. Such derivative instruments have recently become increasingly available. The Adviser reserves the right to utilize these instruments and similar instruments that may be available in the future. The Trust currently intends to invest in a derivative instrument known as the Select Aggregate Market Index ("SAMI") which provides investors with exposure to a reference basket of Senior Loans. SAMIs are structured as floating rate instruments. SAMIs consists of a basket of credit default swaps whose underlying reference securities are senior secured loans. While investing in SAMIs will increase the universe of floating rate debt securities to which the Trust is exposed, such investments entail risks that are not typically associated with investments in other floating rate debt securities. The liquidity of the market for SAMIs will be subject to liquidity in the secured loan and credit derivatives markets. Investment in SAMIs involves many of the risks associated with investments in derivative instruments discussed generally below. The Trust may also be subject to the risk that the counterparty in a derivative transaction will default on its obligations. Derivative transactions generally involve the risk of loss due to unanticipated adverse changes in securities prices, interest rates, the inability to close out a position, imperfect correlation between a position and the desired hedge, tax constraints on closing out positions, and portfolio management constraints on securities subject to such transactions. The potential loss on derivative instruments may be substantial relative to the initial investment therein.

COMMERCIAL PAPER

Commercial paper represents short-term unsecured promissory notes issued in bearer form by corporations such as banks or bank holding companies and finance companies. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Securities may be purchased on a "forward commitment" or "when-issued" basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the yield on a comparable security when the transaction is consummated may vary from the yield on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction. Forward commitment or when-issued transactions are not entered into for the purpose of investment leverage.

ILLIQUID SECURITIES

The Trust may invest without limitation in Senior Loans and other securities for which there is no readily available trading market or are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended, and securities eligible for resale pursuant to Rule 144A thereunder.
Section 4(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Board, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Trust invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Trust may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Trust may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

DERIVATIVES

As described more specifically below, the Trust may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security or index) to seek to hedge against fluctuations in securities prices or interest rates or for purposes of leveraging the Trust. The Trust's transactions in derivative instruments may include the purchase or sale of futures contracts on securities, credit-linked notes, securities indices, other indices or other financial instruments; options on futures contracts; exchange-traded and over-the-counter options on securities or indices; index-linked securities; and interest rate swaps. The Trust's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Trust's initial investment in these instruments. In addition, the Trust may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Trust. Transaction costs will be incurred in opening and closing positions in derivative instruments. There can be no assurance that Eaton Vance's use of derivative instruments will be advantageous to the Trust.

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

CREDIT-LINKED NOTES

The Trust may invest in credit-linked notes ("CLN") for risk management purposes, including diversification. A CLN is a derivative instrument. It is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In this type of investment, the Trust is subject to credit risks, including, but not limited to, default risks, associated with the issuer of the CLN's reference obligation. Material events or circumstances impacting the issuer of the CLN's reference obligation will affect the payments between the derivative instrument's parties because such events or circumstances will impact the performance of the reference obligation. The reference obligation may be loan obligations such as Senior Loans and other debt obligations. In addition to credit risk of the reference obligation and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

SWAPS

Swap contracts may be purchased or sold to hedge against fluctuations in securities prices, interest rates or market conditions, to change the duration of the overall portfolio, or to mitigate default risk. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) to be exchanged or "swapped" between the parties, which returns are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index.

INTEREST RATE SWAPS. The Trust will enter into interest rate and total return swaps only on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest (e.g., an exchange of fixed rate payments for floating rate payments). The Trust will only enter into interest rate swaps on a net basis. If the other party to an interest rate swap defaults, the Trust's risk of loss consists of the net amount of payments that the Trust is contractually entitled to receive. The net amount of the excess, if any, of the Trust's obligations over its entitlements will be maintained in a segregated account by the Trust's custodian. The Trust will not enter into any interest rate swap unless the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

The Trust may use interest rate swaps for risk management purposes only and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of the Trust's holdings. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interests (e.g., an exchange of fixed rate payments for floating rate payments). The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Trust would be unfavorably affected.

TOTAL RETURN SWAPS. As stated above, the Trust will enter into total return swaps only on a net basis. Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset(s), which may include securities, baskets of securities, or securities indices during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from other underlying asset(s).

CREDIT DEFAULT SWAPS. The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is the buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

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FUTURES AND OPTIONS ON FUTURES

The Trust may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or for other risk management purposes. Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Trust's initial investment in these contracts. The Trust will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. There can be no assurance that Eaton Vance's use of futures will be advantageous to the Trust. Rating Agency guidelines on any preferred shares issued by the Trust may limit use of these transactions.

SECURITIES LENDING

The Trust may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the Adviser, the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justifies the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis.

BORROWINGS

The Trust may borrow money to the extent permitted under the 1940 Act as interpreted, modified or otherwise permitted by the regulatory authority having jurisdiction. The Trust may from time to time borrow money to add leverage to the portfolio. The Trust may also borrow money for temporary administrative purposes.

REPURCHASE AGREEMENTS

The Trust may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Trust might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Trust purchased may have decreased, the Trust could experience a loss. The Trust's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS

The Trust may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income.

When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Trust's assets. As a result, such transactions may increase fluctuations in the market value of the Trust's assets. While there is a risk that large fluctuations in the market value of the Trust's assets could affect net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Such agreements will be treated as subject to investment restrictions regarding "borrowings." If the Trust reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Trust's yield.

PORTFOLIO TURNOVER

The Trust cannot accurately predict its portfolio turnover rate, but the annual turnover rate may exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Trust and may result in a realization of net short-term capital gains. The Trust may engage in active short-term trading to benefit from yield disparities among different issues of securities or among the

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

markets for fixed income securities of different countries, to seek short-term profits during periods of fluctuating interest rates, or for other reasons. Such trading will increase the Trust's rate of turnover and may increase the incidence of net short-term capital gains which, upon distribution by the Trust, are taxable to the Trust's shareholders as ordinary income.

RISK CONSIDERATIONS

Risk is inherent in all investing. Investing in any investment company security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in APS.

INTEREST RATE RISK

The Trust issues APS, which pay dividends based on short-term interest rates, and uses part of the proceeds to buy preferred stock and fixed-rate debt securities, which bear intermediate to longer-term dividend rates or interest rates. The yield on preferred stocks and fixed-rate debt securities are typically, although not always, higher than short-term interest rates. Both long-term and short-term interest rates may fluctuate. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem securities prior to maturity, forcing the Trust to reinvest in lower yielding securities. This is known as call risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security's duration, and reduce the value of the security. This is known as extension risk. The value of the Trust's common stock investments may also be influenced by changes in interest rates. If short-term interest rates rise, APS rates may rise such that the amount of dividends paid to APS holders exceeds the income from the portfolio securities purchased with the proceeds from the sale of APS. Because income from the Trust's entire investment portfolio (not just the portion purchased with the proceeds of the APS offering) is available to pay APS dividends, however, APS dividend rates would need to exceed greatly the Trust's net portfolio income before the Trust's ability to pay APS dividends would be jeopardized. If long-term rates rise, the value of the Trust's investment portfolio will decline, reducing the amount of assets serving as asset coverage for the APS.

AUCTION RISK

APS Shareholders may not be able to sell APS at an Auction if the Auction fails; that is, if there are more APS offered for sale than there are buyers for those APS. Also, if a Bid is placed at an Auction only at a specified rate, and that bid rate exceeds the rate set at the Auction, the APS will not be retained. Finally, if you elect to buy or retain APS without specifying a rate below which you would not wish to continue to hold those APS, and the Auction sets a below market rate, you may receive a lower rate of return on your APS then the market rate. See "Description of APS" and "The Auctions--Auction Procedures."

SECONDARY MARKET RISK

It may not be possible to sell APS between Auctions or it may only be possible to sell them for a price of less than $25,000 per share plus any accumulated dividends. If the Trust has designated a Special Dividend Period (a Dividend Period of other than seven days in the cases of Series A and Series B and 28 days in the case of Series C APS), changes in interest rates could affect the price of APS sold in the secondary market. Broker-dealers may maintain a secondary trading market in the APS outside of Auctions; however, they have no obligation to do so and there can be no assurance that a secondary market for the APS will develop or, if it does develop, that it will provide holders with a liquid trading market (I.E., trading will depend on the presence of willing buyers and sellers and the trading price is subject to variables to be determined at the time of the trade by the broker-dealers). The APS will not be registered on any stock exchange or on any automated quotation system. An increase in the level of interest rates, particularly during any Long-Term Dividend Period, likely will have an adverse effect on the secondary market price of the APS, and a selling Shareholder may sell APS between Auctions at a price per share of less than $25,000. Accrued APS dividends, however, should at least partially compensate for the increased market interest rate.

RATINGS AND ASSETS COVERAGE RISKS

While [ ] and [ ] assign a rating of "AAA" or "Aaa" to the APS, the ratings do not eliminate or necessarily mitigate the risks of investing in APS. A Rating Agency could downgrade APS, which may make APS less liquid at an Auction or in the secondary market, although the downgrade would probably result in higher dividend rates. If a Rating Agency downgrades APS of the Trust, the Trust will alter its portfolio or redeem APS. The Trust may voluntarily redeem APS under certain circumstances. A preferred share rating is an assessment of the capacity

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

and willingness of an issuer to pay preferred share obligations. The ratings on the Preferred Shares are not recommendations to purchase, hold, or sell those shares, inasmuch as the ratings do not comment as to market price or suitability for a particular investor. The Rating Agency guidelines described above also do not address the likelihood that an owner of the Preferred Shares will be able to sell such shares in an Auction or otherwise. See "Description of APS--Rating Agency guidelines and asset coverage" for a description of the asset maintenance tests the Trust must meet.

ISSUER RISK

The value of common and preferred stocks held by the Trust may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

INCOME RISK

The income investors receive from the Trust is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates of the Trust's preferred stock holdings and any bond holdings could drop as well, which could reduce the amount of income available to pay dividends with respect to the APS.

SENIOR LOANS RISK

The risks associated with Senior Loans are similar to the risks of Non-Investment Grade Bonds (discussed below), although Senior Loans are typically senior and secured in contrast to Non-Investment Grade Bonds, which are often subordinated and unsecured. Senior Loans' higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization or other restructuring. In addition, because their interest rates are adjusted for changes in short-term interest rates, Senior Loans generally have less interest rate risk than Non-Investment Grade Bonds, which are typically fixed rate. The Trust's investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Trust, and such defaults could reduce the Trust's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or lose all its value or become illiquid, which would adversely affect the loan's value.

NON-INVESTMENT GRADE BONDS RISK

The Trust's investments in Non-Investment Grade Bonds are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, Non-Investment Grade Bonds typically entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of Non-Investment Grade Bonds are more likely to default on their payments of interest and principal owed to the Trust, and such defaults will reduce the Trust's net asset value and income distributions. The prices of these lower rated obligations are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer's revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

CURRENCY RISK

Since the Trust will invest in securities denominated or quoted in currencies other than the U.S. dollar, the Trust will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Trust and the accrued income and appreciation or depreciation of the investments in U.S. dollars. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Trust's assets denominated in that currency and the Trust's return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Trust will incur costs in connection with conversions between various currencies.

The Trust may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Trust purchases a foreign security traded in the currency which the Trust anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not

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

eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Trust than if it had not entered into such contracts.

DERIVATIVES RISK

Derivative transactions (such as futures contracts and options thereon, options and swaps) subject the Trust to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Trust also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Trust. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Trust may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Trust may obtain only a limited recovery or may obtain no recovery in such circumstances.

LIQUIDITY RISK

The Trust may invest up to 15% of its total managed assets in securities for which there is no readily available trading market or which are otherwise illiquid. The Trust may not be able readily to dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Trust's net asset value.

REINVESTMENT RISK

Income from the Trust's portfolio will decline if and when the Trust invests the proceeds from matured, traded or called debt obligations into lower yielding instruments. A decline in income could affect the Common Shares' distribution rate and their overall return.

INFLATION RISK

Although the Trust, in its investment program, will consider the potential effects of inflation on shareholder capital, there is no assurance that this effort will be successful. Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the APS and distributions thereon can decline.

MARKET PRICE OF SHARES

The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Common Shares may likewise trade at a discount from net asset value. The trading price of the Common Shares may be less than the public offering price. This risk may be greater for investors who sell their Common Shares in a relatively short period after completion of the public offering.

MANAGEMENT RISK

The Trust is subject to management risk because it is an actively managed portfolio. Eaton Vance and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Trust, but there can be no guarantee that these will produce the desired results.

REGULATORY RISK

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

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

MARKET DISRUPTION

The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Trust cannot predict the effects of similar events in the future on the U.S. economy and securities markets. These terrorist attacks and related events, including the war in Iraq, its aftermath and continuing occupation of Iraq by coalition forces, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact interest rates, Auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares and the APS.

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The management of the Trust, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Trust's Board under the laws of The Commonwealth of Massachusetts and the 1940 Act.

THE ADVISER

Eaton Vance acts as the Trust's investment adviser under an Investment Advisory Agreement (the "Advisory Agreement"). The Adviser's principal office is located at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. Eaton Vance (or its affiliates) currently serves as the investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $[ ] billion as of June 30, 2004. Additionally, Eaton Vance and its subsidiaries managed approximately $[ ] billion in funds, in other commingled investment vehicles and for institutional accounts which invest primarily in Senior Loans.

 Eaton Vance is an indirect, wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.

Under the general supervision of the Trust's Board, the Adviser will carry out the investment and reinvestment of the assets of the Trust, will furnish continuously an investment program with respect to the Trust, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. The Adviser will furnish to the Trust investment advice and office facilities, equipment and personnel for servicing the investments of the Trust. The Adviser will compensate all Trustees and officers of the Trust who are members of the Adviser's organization and who render investment services to the Trust, and will also compensate all other Adviser personnel who provide research and investment services to the Trust. In return for these services, facilities and payments, the Trust has agreed to pay the Adviser as compensation under the Advisory Agreement a fee in the amount of 0.75% of the average daily gross assets of the Trust, subject to the expense reimbursement agreement described below. Eaton Vance has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of average daily total assets of the Trust for the first 5 full years of the Trust's operations, 0.15% of average daily total assets of the Trust in year 6, 0.10% in year 7 and 0.05% in year 8. Eaton Vance may voluntarily reimburse additional fees and expenses but is under no obligation to do so. Any such voluntary reimbursements may be terminated at any time. Gross assets of the Trust shall be calculated by deducting accrued liabilities of the Trust not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed. During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust's gross assets, including proceeds from any borrowings and from the issuance of preferred shares.

Scott H. Page and Payson F. Swaffield are responsible for the overall and day-to-day management of the Trust's investments. Among other portfolios, Mr. Page and Mr. Swaffield have each been Eaton Vance portfolio managers since 1996, and are Vice Presidents of Eaton Vance. They currently co-manage (i) the following registered closed-end interval funds: Eaton Vance Prime Rate Reserves, Eaton Vance Advisers Senior Floating-Rate Fund, Eaton Vance Institutional Senior Floating Rate Fund and Eaton Vance Classic Senior Floating-Rate Fund; (ii) the following registered open-end funds: Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate High Income Fund (the Senior Loan portion); (iii) Eaton Vance Senior Income Trust, a registered closed-end fund listed on the New York Stock Exchange, (iv) Eaton Vance Limited Duration Income Fund, a registered closed-end fund listed on the New York Stock Exchange (the Senior Loan portion);
(v) Eaton Vance Senior Floating-Rate Trust, a registered closed-end fund listed on the New York Stock Exchange and (vi) Eaton Vance VT Floating-Rate Income Fund, a registered open-end fund offered primarily to insurance company separate accounts, all of which employ investment strategies primarily focused on Senior Loans. As of June 30, 2004, these funds had combined assets of approximately $ [] billion. See "Additional investment information and restrictions-- Litigation involving Eaton Vance" in the Statement of Additional Information for further information.

The Trust and the Adviser have adopted a Code of Ethics relating to personal securities transactions. The Code of Ethics permits Adviser personnel to invest in securities (including securities that may be purchased or held by the Trust) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Code of Ethics.

Eaton Vance serves as administrator of the Trust but currently receives no compensation for providing administrative services to the Trust. Under an Administration Agreement with the Trust ("Administration Agreement"), Eaton Vance is responsible for managing the business affairs of the Trust, subject to the supervision of the Trust's Board. Eaton Vance will furnish to the Trust all office facilities, equipment and personnel for administering the affairs of the Trust. Eaton Vance's administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust's custodian and transfer agent, providing assistance in connection with the Trustees' and shareholders' meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Trust's business.

DESCRIPTION OF APS

The following is a brief description of the terms of the APS. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Trust's Declaration of Trust and Amended By-Laws, including the provisions thereof establishing the APS. The Trust's Declaration of Trust and the form of Amended By-Laws establishing the terms of the APS have been filed as exhibits to or incorporated by reference in the Registration Statement of which this Prospectus is a part. The Amended By-Laws for the Trust may be found in Appendix B to the Trust's Statement of Additional Information.

GENERAL

The  Declaration  of Trust  authorizes  the issuance of an  unlimited  number of shares of  beneficial  interest  with  preference  rights,  including  Preferred
Shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Shareholders. The Trust's Amended By-Laws currently authorize the number of shares of APS of each series set forth below in "Description of Capital Structure." The APS will have a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared). See "Description of APS--Liquidation rights."

The APS of each series will rank on parity with shares of any other series of APS and with shares of other series of Preferred Shares of the Trust, as to the payment of dividends and the distribution of assets upon liquidation. All shares of APS carry one vote per share on all matters on which such shares are entitled to be voted. APS, when issued, will be fully paid and, subject to matters discussed in "Description of capital structure" non-assessable and have no preemptive, conversion or cumulative voting rights. The APS will not be convertible into Common Shares or other capital stock of the Trust, and the holders thereof will have no preemptive or cumulative voting rights.

DIVIDENDS AND DIVIDEND PERIODS

GENERAL

After the Initial Dividend Period, each Subsequent Dividend Period for the APS will generally consist of [ ] days in the cases of Series A APS , Series B APS and Series C APS (a "[ ]-Day Dividend Period") and [ ] days in the case of SeriesD APS and Series E APS (a "[ ]-Day Dividend Period"); provided, however, that prior to any Auction, the Trust may elect, subject to certain limitations described herein, upon giving notice to holders thereof, a Special Dividend Period as discussed below. The holders of the Trust's APS will be entitled to receive, when, as and if declared by the Trust's Board of Trustees, out of funds legally-available therefor, cumulative cash dividends on their APS, at the Applicable Rate determined as set forth below under "--Determination of dividend rate," payable on the dates set forth below. Dividends on the APS of the Trust so declared and payable shall be paid in preference to and in priority over any dividends declared and payable on the Trust's Common Shares.

Dividends on the APS will accumulate from the date on which the Trust originally issues the APS (the "Date of Original Issue") and will be payable on the APS on the dates described below. Dividends on the APS with respect to the Initial Dividend Period shall be payable on the applicable Initial Dividend Payment

Date. Following the Initial Dividend Payment Date, dividends on the APS will generally be payable with respect to any [ ]-Day Dividend Period, [ ]-Day Dividend Period and any Special Dividend Period of 28 or fewer days, on the day next succeeding the last day thereof each such date being referred to herein as a "Normal Dividend Payment Date"), except that if such Normal Dividend Payment Date is not a Business Day, the Dividend Payment Date shall be the first Business Day next succeeding such Normal Dividend Payment Date. Although any particular Dividend Payment Date may not occur on the originally scheduled date because of the exceptions discussed above, the next succeeding Dividend Payment Date, subject to such exceptions, will occur on the next Business Day following originally scheduled date. If for any reason a Dividend Payment Date cannot be fixed as described above, then the Board of Trustees shall fix the Dividend Payment Date. The Board of Trustees by resolution prior to authorization of a dividend by the Board of Trustees may change a Dividend Payment Date if such change does not adversely affect the contract rights of the APS Shareholders set forth in the Amended By-Laws. The Initial Dividend Period, [ ]-Day Dividend Periods, [ ]-Day Dividend Periods and Special Dividend Periods are hereinafter sometimes referred to as "Dividend Periods." Each dividend payment date determined as provided above is hereinafter referred to as a "Dividend Payment Date."

Each  dividend  will be paid to the record  holder of the APS,  which  holder is expected to be the nominee of the Securities Depository. See "The Auctions--General--Securities Depository." The Securities Depository will credit the accounts of the Agent Members of the Existing Holders in accordance with the Securities Depository's normal procedures which provide for payment in same-day funds. The Agent Member of an Existing Holder will be responsible for holding or disbursing such payments on the applicable Dividend Payment Date to such Existing Holder in accordance with the instructions of such Existing Holder. Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the nominee of the Securities Depository. Any dividend payment made on the APS first shall be credited against the earliest declared but unpaid dividends accumulated with respect to such shares.

APS Shareholders will not be entitled to any dividends, whether payable in cash, property or stock, in excess of full cumulative dividends except as described under "Non-Payment Period; late charge" below. No interest will be payable in respect of any dividend payment or payments on the APS which may be in arrears.

The amount of cash dividends per share of APS payable (if declared) on each Dividend Payment Date shall be computed by multiplying the Applicable Rate for such Dividend Period by a fraction, the numerator of which will be the number of days in such Dividend Period or part thereof that such share was outstanding and for which dividends are payable on such Dividend Payment Date and the denominator of which will be 360, multiplying the amount so obtained by $25,000, and rounding the amount so obtained to the nearest cent.

NOTIFICATION OF DIVIDEND PERIOD

The Trust, at its sole option and to the extent permitted by law, by telephonic and written notice (a "Request for Special Dividend Period") to the Auction Agent and to each Broker-Dealer, may request that the next succeeding Dividend Period for the APS will be a number of days (other than [ ] in the cases of Series A APS, Series B APS and Series C APS, and other than [ ], in the case of Series D APS and Series E APS) evenly divisible by seven, and not fewer than seven nor more than three hundred sixty-four in the case of a Short-Term Dividend Period or one year but not greater than five years in the case of a Long-Term Dividend Period, specified in such notice, provided that the Trust may not give a Request for Special Dividend Period of greater than 28 days (and any such request shall be null and void) unless, for any Auction occurring after the initial Auction, Sufficient Clearing Bids shall have existed in the last occurring Auction and unless full cumulative dividends and any amounts due with respect to redemptions prior to such date have been paid in full. Such Request for Special Dividend Period, in the case of a Short-Term Dividend Period, shall be given on or prior to the second Business Day but not more than seven Business Days prior to an Auction Date for the APS and, in the case of a Long-Term Dividend Period, shall be given on or prior to the second Business Day but not more than 28 days prior to an Auction Date for the APS. Upon receiving such Request for Special Dividend Period, the Broker-Dealers jointly shall determine whether, given the factors set forth below, it is advisable that the Trust issue a Notice of Special Dividend Period as contemplated by such Request for Special Dividend Period and shall determine the Optional Redemption Price of the APS during such Special Dividend Period and the Specific Redemption Provisions and shall give the Trust and the Auction Agent written notice (a "Response") of such determination by no later than the second Business Day prior to such Auction Date. In making such determination, the Broker-Dealers will consider (i) existing short-term and long-term market rates and indices of such short-term and long-term rates, (ii) existing market supply and demand for short-term and long-term securities, (iii) existing yield curves for short-term and long-term securities comparable to the APS, (iv) industry and financial conditions which may affect the APS, (v) the investment objective of the Trust and (vi) the Dividend Periods and dividend rates at which current and potential beneficial holders of the APS would remain or become beneficial holders.

If the Broker-Dealers shall not give the Trust and the Auction Agent a Response by such second Business Day or if the Response states that given the factors set forth above it is not advisable that the Trust give a Notice of Special Dividend Period for the APS, the Trust may not give a Notice of Special Dividend Period in respect of such Request for Special Dividend Period. In the event the Response indicates that it is advisable that the Trust give a Notice of Special Dividend Period for the APS, the Trust, by no later than the second Business Day prior to such Auction Date, may give a notice (a "Notice of Special Dividend Period") to the Auction Agent, the Securities Depository and each Broker-Dealer, which notice will specify (i) the duration of the Special Dividend Period, (ii) the Optional Redemption Price as specified in the related Response and (iii) the Specific Redemption Provisions, if any, as specified in the related Response. The Trust also shall provide a copy of such Notice of Special Dividend Period to [ ] and [ ]. The Trust shall not give a Notice of Special Dividend Period, and, if such Notice of Special Dividend Period shall have been given already, shall give telephonic and written notice of its revocation (a "Notice of Revocation") to the Auction Agent, each Broker-Dealer, and the Securities Depository on or prior to the Business Day prior to the relevant Auction Date if (x) either the 1940 Act APS Asset Coverage is not satisfied or the Trust shall fail to maintain
[ ] Eligible Assets or [ ] Eligible Assets with an aggregate Discounted Value at least equal to the APS Basic Maintenance Amount, on each of the two Valuation Dates immediately preceding the Business Day prior to the relevant Auction Date on an actual basis and on a pro forma basis giving effect to the proposed Special Dividend Period (using as a pro forma dividend rate with respect to such Special Dividend Period the dividend rate which the Broker-Dealers shall advise the Trust is an approximately equal rate for securities similar to the APS with an equal dividend period), (y) sufficient funds for the payment of dividends payable on the immediately succeeding Dividend Payment Date have not been irrevocably deposited with the Auction Agent by the close of business on the third Business Day preceding the related Auction Date or (z) the Broker-Dealers jointly advise the Trust that, after consideration of the factors listed above, they have concluded that it is advisable to give a Notice of Revocation. The Trust also shall provide a copy of such Notice of Revocation to [ ] and [ ]. If the Trust is prohibited from giving a Notice of Special Dividend Period as a result of the factors enumerated in clause (x), (y) or (z) above or if the Trust gives a Notice of Revocation with respect to a Notice of Special Dividend Period, the next succeeding Dividend Period for that series will be a [ ]-Day Dividend Period in the cases of Series A and Series B, and [ ]-Day Dividend Period in the case of Series C. In addition, in the event Sufficient Clearing Bids are not made in any Auction, including an Auction held on the Auction Date immediately preceding the first day of such proposed Special Dividend Period, or an Auction is not held for any reason, the next succeeding Dividend Period will be a [ ]-Day Dividend Period in the cases of Series A, Series B and Series C and[ ]-Day Dividend Period in the case of Series D and Series E, and the Trust may not again give a Notice of Special Dividend Period (and any such attempted notice shall be null and void) until Sufficient Clearing Bids have been made in an Auction with respect to a [ ]-Day Dividend Period in the cases of Series A, Series B, Series C and [ ]-Day Dividend Period in the case of Series D and Series E.

DETERMINATION OF DIVIDEND RATE

The dividend rate on the APS during the period from and including the Date of Original Issue for the APS to but excluding the Initial Dividend Payment Date for the APS (the "Initial Dividend Period") will be the rate per annum set forth on the inside cover page hereof. Commencing on the Initial Dividend Payment Date for the APS, the Applicable Rate on the APS for each Subsequent Dividend Period, which Subsequent Dividend Period shall be a period commencing on and including a Dividend Payment Date and ending on and including the calendar day prior to the next Dividend Payment Date (or last Dividend Payment Date in a Dividend Period if there is more than one Dividend Payment Date), shall be equal to the rate per annum that results from the Auction with respect to such Subsequent Dividend Period. The Initial Dividend Period and Subsequent Dividend Period for the APS is referred to herein as a "Dividend Period." Cash dividends shall be calculated as set forth above under "--Dividends and Dividend Periods--General."

NON-PAYMENT PERIOD; LATE CHARGE

A Non-Payment Period will commence if the Trust fails to (i) declare, prior to the close of business on the second Business Day preceding any Dividend Payment Date, for payment on or (to the extent permitted as described below) within three Business Days after such Dividend Payment Date to the persons who held such shares as of 12:00 noon, New York City time, on the Business Day preceding such Dividend Payment Date, the full amount of any dividend on the APS payable on such Dividend Payment Date or (ii) deposit, irrevocably in trust, in same-day funds, with the Auction Agent by 12:00 noon, New York City time, (A) on such Dividend Payment Date the full amount of any cash dividend on such shares (if declared) payable on such Dividend Payment Date or (B) on any redemption date for the APS called for redemption, the Mandatory Redemption Price per share of such APS or, in the case of an optional redemption, the Optional Redemption Price per share. Such Non-Payment Period will consist of the period commencing on and including the aforementioned Dividend Payment Date or redemption date, as the case may be, and ending on and including the Business Day on which, by 12:00 noon, New York City time, all unpaid cash dividends and unpaid redemption prices shall have been so deposited or otherwise shall have been made available to the applicable holders in same-day funds, provided that a Non-Payment Period for the APS will not end unless the Trust shall have given at least five days' but no more than 30 days' written notice of such deposit or availability to the Auction

Agent, the Securities Depository and all APS Shareholders of such series. Notwithstanding the foregoing, the failure by the Trust to deposit funds as provided for by clauses (ii)(A) or (ii)(B) above within three Business Days after any Dividend Payment Date or redemption date, as the case may be, in each case to the extent contemplated below, shall not constitute a "Non-Payment Period." The Applicable Rate for each Dividend Period for the APS of any series, commencing during a Non-Payment Period, will be equal to the Non-Payment Period Rate; and each Dividend Period commencing after the first day of, and during, a Non-Payment Period shall be a [ ]-Day Dividend Period in the cases of Series A APS, Series B APS and Series C APS and [ ]-Day Dividend Period in the case of Series D APS and Series E APS. Any dividend on the APS due on any Dividend Payment Date for such shares (if, prior to the close of business on the second Business Day preceding such Dividend Payment Date, the Trust has declared such dividend payable on such Dividend Payment Date to the persons who held such shares as of 12:00 noon, New York City time, on the Business Day preceding such Dividend Payment Date) or redemption price with respect to such shares not paid to such persons when due may be paid to such persons in the same form of funds by 12:00 noon, New York City time, on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, provided that such amount is accompanied by a late charge calculated for such period of non-payment at the Non-Payment Period Rate applied to the amount of such non-payment based on the actual number of days comprising such period divided by 360. In the case of a willful failure of the Trust to pay a dividend on a Dividend Payment Date or to redeem any APS on the date set for such redemption, the preceding sentence shall not apply and the Applicable Rate for the Dividend Period commencing during the Non-Payment Period resulting from such failure shall be the Non-Payment Period Rate. For the purposes of the foregoing, payment to a person in same-day funds on any Business Day at any time will be considered equivalent to payment to that person in New York Clearing House (next-day) funds at the same time on the preceding Business Day, and any payment made after 12:00 noon, New York City time, on any Business Day shall be considered to have been made instead in the same form of funds and to the same person before 12:00 noon, New York City time, on the next Business Day.

The Non-Payment Period Rate initially will be [275]% of the applicable Reference Rate, provided that the Board of Trustees of the Trust shall have the authority to adjust, modify, alter or change from time to time the initial Non-Payment Period Rate if the Board of Trustees of the Trust determines and [ ] and [ ] (or any Substitute Rating Agency in lieu of [ ] and [ ] in the event such party shall not rate the APS) advises the Trust in writing that such adjustment, modification, alteration or change will not adversely affect its then-current rating on the APS.

RESTRICTIONS ON DIVIDENDS AND OTHER PAYMENTS

Under the 1940 Act, the Trust may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, as applicable (and after giving effect thereto), asset coverage (as defined in the 1940 Act) with respect to the outstanding APS would be less than 200% (or such other percentage as in the future may be required by law). Under the Code, the Trust must, among other things, distribute each year at least 90% of the sum of its investment company taxable income and certain other income in order to maintain its qualification for tax treatment as a regulated investment company. The foregoing limitations on dividends, other distributions and purchases in certain circumstances may impair the Trust's ability to maintain such qualification. See "Taxes."

Upon any failure to pay dividends on the APS for two years or more, the APS Shareholders will acquire certain additional voting rights. See "--Voting rights" below.

For so long as any APS are outstanding, the Trust will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the APS as to dividends or upon liquidation) in respect of Common Shares or any other shares of beneficial interest of the Trust ranking junior to or on a parity with the APS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or shares of any other such junior shares of beneficial interest (except by conversion into or exchange for shares of beneficial interest of the Trust ranking junior to APS as to dividends and upon liquidation) or any such parity shares of beneficial interest (except by conversion into or exchange for shares of beneficial interest of the Trust ranking junior to or on a parity with APS as to dividends and upon liquidation), unless (A) immediately after such transaction, the Trust would have [ ] Eligible Assets and [ ] Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount, and the 1940 Act APS Asset Coverage (see "--Rating Agency guidelines and asset coverage" and "--Redemption" below) would be satisfied, (B) full cumulative dividends on the APS due on or prior to the date of the transaction have been declared and paid or shall have been declared and sufficient funds for the payment thereof deposited with the Auction Agent, and
(C) the Trust has redeemed the full number of APS required to be redeemed by any provision for mandatory redemption contained in the Amended By-Laws.

REDEMPTION

MANDATORY REDEMPTION

The Trust will be required to redeem, out of funds legally available therefor, at the Mandatory Redemption Price per share, the APS to the extent permitted under the 1940 Act and Massachusetts law, on a date fixed by the Board of Trustees, if the Trust fails to maintain [ ] Eligible Assets or [ ] Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount or to satisfy the 1940 Act APS Asset Coverage and such failure is not cured on or before the APS Basic Maintenance Cure Date or the 1940 Act Cure Date (herein collectively referred to as a "Cure Date"), as the case may be. "Mandatory Redemption Price" of APS means $25,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption. Any such redemption will be limited to the lesser number of APS necessary to restore the Discounted Value or the 1940 Act APS Asset Coverage, as the case may be, or the maximum number that can be redeemed with funds legally available under the Declaration of Trust and applicable law.

OPTIONAL REDEMPTION

To the extent permitted under the 1940 Act and under Massachusetts law, upon giving a notice of redemption, as provided below, the Trust, at its option, may redeem the APS, in whole or in part, out of funds legally available therefor, at the Optional Redemption Price per share on any Dividend Payment Date; provided that no APS may be redeemed at the option of the Trust during (a) the Initial Dividend Period with respect to the APS or (b) a Non-Call Period to which such share is subject. "Optional Redemption Price" means $25,000 per share of APS plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption plus any applicable redemption premium, if any, attributable to the designation of a Premium Call Period. The Trust has the authority to redeem the APS for any reason and may redeem all or part of the outstanding APS if it anticipates that the Trust's leveraged capital structure will result in a lower rate of return to holders of Common Shares for any significant period of time than that obtainable if the Common Shares were unleveraged.

Notwithstanding the provisions for redemption described above, no APS shall be subject to optional redemption (i) unless all dividends in arrears on all remaining outstanding APS, and all capital shares of the Trust ranking on a parity with the APS with respect to the payment of dividends or upon liquidation, have been or are being contemporaneously paid or declared and set aside for payment and (ii) if redemption thereof would result in the Trust's failure to maintain [ ] Eligible Assets and [ ] Eligible Assets with an aggregate Discounted Value equal to or greater than the APS Basic Maintenance Amount; provided, however, that the foregoing shall not prevent the purchase or acquisition of all outstanding APS of such series pursuant to a successful completion of an otherwise lawful purchase or exchange offer made on the same terms to, and accepted by, holders of all outstanding APS of such series.

LIQUIDATION RIGHTS

Upon any liquidation, dissolution or winding up of the Trust, whether voluntary or involuntary, the APS Shareholders will be entitled to receive, out of the assets of the Trust available for distribution to Shareholders, before any distribution or payment is made upon any Common Shares or any other shares of beneficial interest of the Trust ranking junior in right of payment upon liquidation of APS, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the APS Shareholders will be entitled to no other payment. If such assets of the Trust shall be insufficient to make the full liquidation payment on outstanding APS and liquidation payments on any other outstanding class or series of Preferred Shares of the Trust ranking on a parity with the APS as to payment upon liquidation, then such assets will be distributed among the APS Shareholders and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the APS Shareholders will not be entitled to any further participation in any distribution of assets by the Trust. A consolidation, merger or share exchange of the Trust with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Trust shall not be deemed or construed to be a liquidation, dissolution or winding up of the Trust.

RATING AGENCY GUIDELINES AND ASSET COVERAGE

The  Trust  will  be  required  to  satisfy  two  separate   asset   maintenance
requirements under the terms of the Amended By-Laws. These requirements are summarized below.

1940 ACT APS ASSET COVERAGE

The Trust will be required under the Amended By-Laws to maintain, with respect to the APS, as of the last Business Day of each month in which any APS are outstanding, asset coverage of at least 200% with respect to senior securities which are beneficial interests in the Trust, including the APS (or such other asset coverage as in the future may be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are beneficial interests of a closed-end investment company as a condition of paying dividends on its common shares) ("1940 Act APS Asset Coverage"). If the Trust fails to maintain 1940 Act APS Asset Coverage and such failure is not cured as of the last Business Day of the following month (the "1940 Act Cure Date"), the Trust will be required under certain circumstances to redeem certain of the APS. See "Redemption" above.

The 1940 Act APS Asset Coverage immediately following the issuance of APS offered hereby (after giving effect to the deduction of the sales load and offering expenses for the APS) computed using the Trust's net assets as of [ ], 2004 and assuming the APS had been issued as of such date will be as follows:

         Value of Trust assets less liabilities
            not constituting senior securities     $                 =      %
        ---------------------------------------    ----------------
        Senior securities representing             $
            indebtedness plus liquidation value
            of APS

APS BASIC MAINTENANCE AMOUNT

The Trust intends that, so long as APS are outstanding, the composition of its portfolio will reflect guidelines established by [ ] and [ ] in connection with the Trust's receipt of a rating for such shares on or prior to their Date of Original Issue of at least AAA/Aaa from [ ] and [ ]. [ ] and [ ], which are Rating Agencies, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines described below have been developed by [ ] and [ ] in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred shares, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred shares will be varied sufficiently and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law but have been adopted by the Trust in order to satisfy current requirements necessary for [ ] and [ ] to issue the above-described ratings for APS, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act.

The Trust intends to maintain a Discounted Value for its portfolio at least equal to the APS Basic Maintenance Amount. Both [ ] and [ ] have established guidelines for determining Discounted Value. These guidelines define eligible portfolio assets ("[ ] Eligible Assets" and "[ ] Eligible Assets"). To the extent any particular portfolio holding does not satisfy these guidelines, all or a portion of such holding's value will not be included in the calculation of Discounted Value of the Trust's portfolio assets. The [ ] and [ ] guidelines do not impose any limitations on the percentage of Trust assets that may be invested in holdings not eligible for inclusion in the calculation of the Discounted Value of the Trust's portfolio. The amount of such assets included in the portfolio of the Trust at any time may vary depending upon the rating, diversification and other characteristics of eligible assets included in the portfolio, although it is not anticipated in the normal course of business that the value of such assets will exceed 20% of the Trust's total assets. The APS basic maintenance amount includes the sum of (a) the aggregate liquidation preference of APS then outstanding and (b) certain accrued and projected payment obligations of the Trust.

Upon any failure to maintain the required aggregate Discounted Value, the Trust will seek to alter the composition of its portfolio to retain a Discounted Value at least equal to the APS Basic Maintenance Amount on or prior to the APS Basic Maintenance Cure Date, thereby incurring additional transaction costs and possible losses and/or gains on dispositions of portfolio securities. To the extent any such failure is not cured in a timely manner, the APS will be subject to mandatory redemption. See "--Redemption" above. The APS Basic Maintenance Amount includes the sum of (i) the aggregate liquidation value of APS then outstanding and (ii) certain accrued and projected payment obligations of the Trust.

The Trust may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by [ ] and [ ]. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of ratings altogether. In addition, any Rating Agency providing a rating for the APS, at any time, may change or withdraw any such rating. As set forth in the Amended By-Laws, the Trust's Board of Trustees, without Shareholder approval, may modify certain definitions or restrictions that have been adopted by the Trust pursuant to the Rating Agency guidelines, provided the Board of Trustees has obtained written confirmation from [ ] or [ ] that any such change would not impair the ratings then assigned by [ ] or [ ] to the APS as applicable.

As recently described by [ ] and [ ], a preferred shares rating is an assessment of the capacity and willingness of an issuer to pay preferred shares obligations. The ratings on the APS are not recommendations to purchase, hold or sell APS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor, nor do the Rating Agency guidelines described above address the likelihood that a holder of APS will be able to sell such shares in an Auction. The ratings are based on current information furnished to [ ] and [ ] by the Trust and the Adviser and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Shares have not been rated by a Rating Agency.

A Rating Agency's guidelines will apply to the Trust's APS only so long as such agency is rating such shares. The Trust will pay certain fees to each Rating Agency that rates the Trust's APS.

VOTING RIGHTS

Except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, APS Shareholders of the Trust will be entitled to one vote per share on each matter submitted to a vote of Shareholders and will vote together with holders of Common Shares and other Preferred Shares of the Trust as a single class.

In connection with the election of the Trust's Trustees, APS Shareholders and any other Preferred Shares, voting as a separate class, shall be entitled at all times to elect two of the Trust's Trustees, and the remaining Trustees will be elected by holders of Common Shares and APS and any other Preferred Shares, voting together as a single class. In addition, if at any time dividends on outstanding APS shall be unpaid in an amount equal to at least two full years' dividends thereon or if at any time holders of any Preferred Shares are entitled, together with the APS Shareholders, to elect a majority of the Trustees of the Trust under the 1940 Act, then the number of Trustees constituting the Board of Trustees automatically shall be increased by the smallest number that, when added to the two Trustees elected exclusively by the APS Shareholders and any other Preferred Shares as described above, would constitute a majority of the Board of Trustees as so increased by such smallest number, and at a special meeting of Shareholders which will be called and held as soon as practicable, and at all subsequent meetings at which Trustees are to be elected, the APS Shareholders and any other Preferred Shares, voting as a separate class, will be entitled to elect the smallest number of additional
Trustees that, together with the two Trustees which such holders in any event will be entitled to elect, constitutes a majority of the total number of Trustees of the Trust as so increased. The terms of office of the persons who are Trustees at the time of that election will continue. If the Trust thereafter shall pay, or declare and set apart for payment in full, all dividends payable on all outstanding APS and any other Preferred Shares for all past Dividend Periods, the additional voting rights of the APS Shareholders and any other Preferred Shares as described above shall cease, and the terms of office of all of the additional Trustees elected by the APS Shareholders and any other Preferred Shares (but not of the Trustees with respect to whose election the holders of Common Shares were entitled to vote or the two Trustees the APS Shareholders and any other Preferred Shares have the right to elect in any event) will terminate automatically.

The affirmative vote of a majority of the votes entitled to be cast by holders of outstanding APS and any other Preferred Shares, voting as a separate class, will be required to (i) authorize, create or issue any class or series of shares ranking prior to the APS or any other series of Preferred Shares with respect to the payment of dividends or the distribution of assets on liquidation; provided, however, that no vote is required to authorize the issuance of another class of Preferred Shares which is substantially identical in all respects to the APS or
(ii) amend, alter or repeal the provisions of the Declaration of Trust or the Amended By-Laws, whether by merger, consolidation or otherwise, so as to affect adversely any of the contract rights expressly set forth in the Declaration of Trust or the Amended By-Laws of APS Shareholders or any other Preferred Shares. To the extent permitted under the 1940 Act, in the event shares of more than one series of APS are outstanding, the Trust shall not approve any of the actions set forth in clause (i) or (ii) which adversely affects the contract rights expressly set forth in the Declaration of Trust of a holder of shares of a series of APS differently than those of a holder of shares of any other series of APS without the affirmative vote of at least a majority of votes entitled to be cast by APS Shareholders of each series adversely affected and outstanding at such time (each such adversely affected series voting separately as a class). The Board of Trustees, however, without Shareholder approval, may amend, alter or repeal any or all of the various Rating Agency guidelines described herein in the event the Trust receives confirmation from the Rating Agencies that any such amendment, alteration or repeal would not impair the ratings then assigned to the APS. Unless a higher percentage is provided for under "Certain provisions in the Declaration of Trust," the affirmative vote of a majority of the votes entitled to be cast by holders of outstanding APS and any other Preferred Shares, voting as a separate class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act including, among other things, changes in the Trust's investment objective or changes in the investment restrictions described as fundamental policies under "Investment objective, policies and risks." The class vote of APS Shareholders and any other Preferred Shares described above in each case will be in addition to a separate vote of the requisite percentage of Common Shares and APS and any other Preferred Shares, voting together as a single class, necessary to authorize the action in question.

The foregoing voting provisions will not apply to the APS if, at or prior to the time when the act with respect to which such vote otherwise would be required, such shares shall have been (i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

THE AUCTIONS

GENERAL

APS Shareholders will be entitled to receive cumulative cash dividends on their shares when, as and if declared by the Board of Trustees of the Trust, out of the funds legally available therefor, on the Initial Dividend Payment Date with respect to the Initial Dividend Period and, thereafter, on each Dividend Payment Date with respect to a Subsequent Dividend Period at the rate per annum equal to the Applicable Rate for each such Dividend Period.

The provisions of the Amended By-Laws establishing the terms of the APS offered hereby will provide that the Applicable Rate for each Dividend Period after the Initial Dividend Period therefor will be equal to the rate per annum that the Auction Agent advises has resulted on the Business Day preceding the first day of such Dividend Period due to implementation of the auction procedures set forth in the Amended By-Laws (the "Auction Procedures") in which persons determine to hold or offer to purchase or sell the APS. The Amended By-Laws, which contain the Auction Procedures, are attached as Appendix B to the Trust's Statement of Additional Information. Each periodic operation of such procedures with respect to the APS is referred to hereinafter as an "Auction." If, however, the Trust should fail to pay or duly provide for the full amount of any dividend on or the redemption price of the APS called for redemption, the Applicable Rate for the APS will be determined as set forth under "Description of APS--Dividends and Dividend Periods--Determination of dividend rate."

AUCTION AGENT AGREEMENT

The Trust will enter into an agreement (the "Auction Agent Agreement") with Deutsche Bank Trust Company Americas ("Auction Agent" and together with any successor bank or trust company or other entity entering into a similar agreement with the Trust, the "Auction Agent"), which provides, among other things, that the Auction Agent will follow the Auction Procedures for the purpose of determining the Applicable Rate for the APS. The Trust will pay the Auction Agent compensation for its services under the Auction Agent Agreement.

The Auction Agent may terminate the Auction Agent Agreement upon notice to the Trust, which termination may be no earlier than 60 days following delivery of such notice. If the Auction Agent resigns, the Trust will use its best efforts to enter into an agreement with a successor Auction Agent containing substantially the same terms and conditions as the Auction Agent Agreement. The Trust may terminate the Auction Agent Agreement, provided that prior to such termination the Trust shall have entered into such an agreement with respect thereto with a successor Auction Agent.

In addition to serving as the Auction Agent, the Auction Agent will be the transfer agent, registrar, dividend disbursing agent and redemption agent for the APS. The Auction Agent, however, will serve merely as the agent of the Trust, acting in accordance with the Trust's instructions and will not be responsible for any evaluation or verification of any matters certified to it.

BROKER-DEALER AGREEMENTS

The Auctions require the participation of one or more broker-dealers. The Auction Agent will enter into agreements with [ ], [ ] and [ ] with respect to the Trust and may enter into similar agreements (collectively, the "Broker-Dealer Agreements") with one or more other broker-dealers (collectively, the "Broker-Dealers") selected by the Trust, which provide for the participation of such Broker-Dealers in Auctions. A Broker-Dealer Agreement may be terminated by the Auction Agent or a Broker-Dealer on five days' notice to the other party, provided that the Broker-Dealer Agreement with [ ] may not be terminated without the prior written consent of the Trust, which consent may not be unreasonably withheld.

The Auction Agent after each Auction will pay a service charge from funds provided by the Trust to each Broker-Dealer on the basis of the purchase price of APS placed by such Broker-Dealer at such Auction. The service charge (i) for any [ ]-Day Dividend Period in the cases of Series A APS, Series B APS and Series C APS and [ ]-Day Dividend Period in the case of Series D APS and Series E APS shall be payable at the annual rate of 0.25% of the purchase price of the APS placed by such Broker-Dealer in any such Auction and (ii) for any Special Dividend Period shall be determined by mutual consent of the Trust and any such Broker-Dealer or Broker-Dealers and shall be based upon a selling concession that would be applicable to an underwriting of fixed or variable rate preferred shares with a similar final maturity or variable rate dividend period, respectively, at the commencement of the Dividend Period with respect to such Auction. For the purposes of the preceding sentence, the APS will be placed by a Broker-Dealer if such shares were (i) the subject of Hold Orders deemed to have been made by Beneficial Owners that were acquired by such Beneficial Owners through such Broker-Dealer or (ii) the subject of the following Orders submitted by such Broker-Dealer: (A) a Submitted Bid of a Beneficial Owner that resulted in such Beneficial Owner continuing to hold such shares as a result of the Auction, (B) a Submitted Bid of a Potential Beneficial Owner that resulted in such Potential Beneficial Owner purchasing such shares as a result of the Auction or (C) a Submitted Hold Order.

The Broker-Dealer Agreements provide that a Broker-Dealer may submit Orders in Auctions for its own account, unless the Trust notifies all Broker-Dealers that they no longer may do so; provided that Broker-Dealers may continue to submit Hold Orders and Sell Orders. If a Broker-Dealer submits an Order for its own account in any Auction of APS, it may have knowledge of Orders placed through it in that Auction and therefore have an advantage over other Bidders, but such Broker-Dealer would not have knowledge of Orders submitted by other Broker-Dealers in that Auction.

SECURITIES DEPOSITORY

The Depository Trust Company initially will act as the Securities Depository for the Agent Members with respect to the APS. One or more registered certificates for all of the shares of each series of APS initially will be registered in the name of Cede & Co., as nominee of the Securities Depository. The certificate will bear a legend to the effect that such certificate is issued subject to the provisions restricting transfers of the APS contained in the Amended By-Laws. Cede & Co. initially will be the holder of record of all APS, and Beneficial Owners will not be entitled to receive certificates representing their ownership interest in such shares. The Securities Depository will maintain lists of its participants and will maintain the positions (ownership interests) of the APS held by each Agent Member, whether as the Beneficial Owner thereof for its own account or as nominee for the Beneficial Owner thereof. Payments made by the Trust to APS Shareholders will be duly made by making payments to the nominee of the Securities Depository.

AUCTION PROCEDURES

The following is a brief summary of the procedures to be used in conducting Auctions. This summary is qualified by reference to the Amended By-Laws set forth in Appendix B to the Trust's Statement of Additional Information.

AUCTION DATE

An Auction to determine the Applicable Rate for the APS offered hereby for each Dividend Period for such shares (other than the Initial Dividend Period therefor) will be held on the last Business Day preceding the first day of such Dividend Period, which first day is also the Dividend Payment Date for the preceding Dividend Period (the date of each Auction being referred to herein as an "Auction Date").

The Auction Date and the first day of the related Dividend Period (both of which must be Business Days) need not be consecutive calendar days. See "Description of APS--Dividends and Dividend Periods" for information concerning the circumstances under which a Dividend Payment Date may fall on a date other than the days specified above, which may affect the Auction Date.

ORDER BY BENEFICIAL OWNER, POTENTIAL BENEFICIAL OWNERS, EXISTING HOLDERS AND POTENTIAL HOLDERS

On or prior to each Auction Date for a series of APS:

    (a) each Beneficial Owner may submit to its Broker-Dealer by telephone orders ("Orders") with respect to a series of APS as follows:

    (i) Hold Order--indicating the number of outstanding APS, if any, that such Beneficial Owner desires to continue to hold without regard to the Applicable Rate for the next Dividend Period for such shares;

    (ii) Bid--indicating the number of outstanding APS, if any, that such Beneficial Owner desires to continue to hold, provided that the Applicable Rate for the next Dividend Period for such shares is not less than the rate per annum then specified by such Beneficial Owner; and/or

    (iii) Sell Order -- indicating the number of outstanding APS, if any, that such Beneficial Owner offers to sell without regard to the Applicable Rate for the next Dividend Period for such shares; and

    (b) Broker-Dealers will contact customers who are Potential Beneficial Owners of APS to determine whether such Potential Beneficial Owners desire to submit Bids indicating the number of APS which they offer to purchase provided that the Applicable Rate for the next Dividend Period for such shares is not less than the rates per annum specified in such Bids.

A Beneficial Owner or a Potential Beneficial Owner placing an Order, including a Broker-Dealer acting in such capacity for its own account, is hereinafter referred to as a "Bidder" and collectively as "Bidders." Any Order submitted by a Beneficial Owner or a Potential Beneficial Owner to its Broker- Dealer, or by a Broker-Dealer to the Auction Agent, prior to the Submission Deadline on any Auction Date shall be irrevocable.

In an Auction, a Beneficial Owner may submit different types of Orders with respect to APS then held by such Beneficial Owner, as well as Bids for additional APS. For information concerning the priority given to different types of Orders placed by Beneficial Owners, see "--Submission of Orders by Broker-Dealers to Auction Agent" below.

For Subsequent Dividend Periods, APS will pay dividends based on a rate set at Auctions. The rate set at an Auction will not exceed the Maximum Applicable Rate. The Maximum Applicable Rate for the APS will be the higher of the Applicable Percentage of the Reference Rate or the "Applicable Spread Over the Reference Rate" (as defined in the Glossary at the end of this Prospectus and as more particularly described below). The Auction Agent will round each applicable Maximum Applicable Rate to the nearest one-thousandth (0.001) of one percent per annum, with any such number ending in five ten-thousandths of one percent being rounded upwards to the nearest one-thousandth (0.001) of one percent. The
Auction Agent will not round the applicable Reference Rate as part of its calculation of the Maximum Applicable Rate.

The Maximum Applicable Rate for the APS will depend on the credit rating or ratings assigned to such shares. The Maximum Applicable Rate for any Dividend Period will be the higher of the Applicable Percentage of the Reference Rate or the Applicable Spread Over the Reference Rate. The Applicable Percentage of the Reference Rate or Applicable Spread Over the Reference Rate will be determined based on the credit rating assigned on such date to such shares by [ ] and [ ] (or if [ ] or [ ] shall not make such rating available, the equivalent of such rating by a Substitute Rating Agency) as follows:

         CREDIT RATINGS
                                        APPLICABLE PERCENTAGE
  MOODY'S                S&P/FITCH      OF THE REFERENCE RATE  APPLICABLE SPREAD
     Aaa                   AAA                   125%              125 bps
 Aa3 to Aa1             AA--to AA+               150%              150 bps
  A3 to A1               A--to A+                200%              200 bps
Baa3 to Baa1           BBB--to BBB+              250%              250 bps
Ba1 and lower         BB+ and lower              300%              300 bps

Assuming the Trust maintains an AAA/Aaa rating on the APS, the practical effect of the different methods used to calculate the Maximum Applicable Rate is shown in the table below:

               MAXIMUM APPLICABLE RATE USING    MAXIMUM APPLICABLE RATE          METHOD USED TO
REFERENCE     THE APPLICABLE PERCENTAGE OF THEUSING THE APPLICABLE SPREAD         DETERMINE THE
  RATE                REFERENCE RATE            OVER THE REFERENCE RATE      MAXIMUM APPLICABLE RATE
   1%                      1.25%                         2.25%                      Spread
   2%                      2.50%                         3.25%                      Spread
   3%                      3.75%                         4.25%                      Spread
   4%                      5.00%                         5.25%                      Spread
   5%                      6.25%                         6.25%                      Either
   6%                      7.50%                         7.25%                    Percentage

Prior to each Dividend Payment Date, the Trust is required to deposit with the Auction Agent sufficient funds for the payment of declared dividends. The failure to make such deposit will not result in the cancellation of any Auction. The Trust does not intend to establish any reserves for the payment of dividends.

There is no minimum Applicable Rate in respect of any Dividend Period.

The Trust will take all reasonable action necessary to enable [ ] and [ ] to provide a rating for the APS. If [ ] or [ ] shall not make such a rating available, the Adviser or their affiliates and successors, after consultation with the Trust and the Broker-Dealers, will select another Rating Agency (a "Substitute Rating Agency") to act as a Substitute Rating Agency.

Any Bid by a Beneficial Owner specifying a rate per annum higher than the Maximum Applicable Rate will be treated as a Sell Order, and any Bid by a Potential Beneficial Owner specifying a rate per annum higher than the Maximum Applicable Rate will not be considered. See "Determination of Sufficient Clearing Bids, Winning Bid Rate and Applicable Rate" and "Acceptance and rejection of Submitted Bids and Submitted Sell Orders and allocation of shares."

Neither the Trust nor the Auction Agent will be responsible for a Broker-Dealer's failure to comply with the foregoing. A Broker-Dealer also may hold APS in its own account as a Beneficial Owner. A Broker-Dealer thus may submit Orders to the Auction Agent as a Beneficial Owner or a Potential Beneficial Owner and therefore participate in an Auction as an Existing Holder or Potential Holder on behalf of both itself and its customers. Any Order placed with the Auction Agent by a Broker-Dealer as or on behalf of a Beneficial Owner or a Potential Beneficial Owner will be treated in the same manner as an Order placed with a Broker-Dealer by a Beneficial Owner or a Potential Beneficial Owner. Similarly, any failure by a Broker-Dealer to submit to the Auction Agent an Order in respect of any APS held by it or its customers who are Beneficial
Owners will be treated in the same manner as an Existing Holder's failure to submit to its Broker-Dealer an Order in respect to APS held by it, as described in the next paragraph. Inasmuch as a Broker-Dealer participates in an Auction as an Existing Holder or a Potential Holder only to represent the interests of a Beneficial Owner or Potential Beneficial Owner, whether it be its customers or itself, all discussion herein relating to the consequences of an Auction for Existing Holders and Potential Holders also applies to the underlying beneficial ownership interests represented thereby. For information concerning the priority given to different types of Orders placed by Existing Holders, see "--Submission of Orders by Broker-Dealers to Auction Agent." Each purchase or sale in an Auction will be settled on the Business Day next succeeding the Auction Date at a price per share equal to $25,000. See "--Notification of results; settlement."

If one or more Orders covering in the aggregate all of the outstanding APS held by an Existing Holder are not submitted to the Auction Agent prior to the Submission Deadline, either because a Broker-Dealer failed to contact such Existing Holder or otherwise, the Auction Agent shall deem a Hold Order (in the case of an Auction relating to a Dividend Period, which is not a Special Dividend Period, of 91 days or less) and a Sell Order (in the case of an Auction relating to a Dividend Period of longer than 91 days or any Special Dividend Period) to have been submitted by or on behalf of such Existing Holder covering the number of outstanding APS held by such Existing Holder and not subject to Orders submitted to the Auction Agent.

If all of the outstanding APS are subject to Submitted Hold Orders, the Dividend Period next succeeding the Auction automatically shall be the same length as the immediately preceding Dividend Period, and the Applicable Rate for the next Dividend Period for all the APS will be 90% of the Reference Rate on the date of the applicable Auction.

For the purposes of an Auction, the APS for which the Trust shall have given notice of redemption and deposited moneys therefor with the Auction Agent in trust or segregated in an account at the Trust's custodian bank for the benefit of the Auction Agent, as set forth under "Description of APS-- Redemption," will not be considered as outstanding and will not be included in such Auction. Pursuant to the Amended By-Laws of the Trust, the Trust will be prohibited from reissuing and its affiliates (other than the Underwriters) will be prohibited from transferring (other than to the Trust) any APS they may acquire. Neither the Trust nor any affiliate of the Trust (other than the Underwriters) may submit an Order in any Auction, except that an affiliate of the Trust that is a Broker-Dealer may submit an Order.

SUBMISSION OF ORDERS BY BROKER-DEALERS TO AUCTION AGENT

Prior to 1:30 p.m., New York City time, on each Auction Date, or such other time on the Auction Date as may be specified by the Auction Agent (the "Submission Deadline"), each Broker-Dealer will submit to the Auction Agent in writing all Orders obtained by it for the Auction to be conducted on such Auction Date, designating itself (unless otherwise permitted by the Trust) as the Existing Holder or Potential Holder in respect of the APS subject to such Orders. Any Order submitted by a Beneficial Owner or a Potential Beneficial Owner to its

Broker-Dealer, or by a Broker-Dealer to the Auction Agent, prior to the Submission Deadline on any Auction Date, shall be irrevocable.

If the rate per annum specified in any Bid contains more than three figures to the right of the decimal point, the Auction Agent will round such rate per annum up to the next highest one-thousandth (0.001) of 1%. If one or more Orders of an Existing Holder are submitted to the Auction Agent and such Orders cover in the aggregate more than the number of outstanding APS held by such Existing Holder, such Orders will be considered valid in the following order of priority:

    (i) any Hold Order will be considered valid up to and including the number of outstanding APS held by such Existing Holder, provided that if more than one Hold Order is submitted by such Existing Holder and the number of APS subject to such Hold Orders exceeds the number of outstanding APS held by such Existing Holder, the number of APS subject to each of such Hold Orders will be reduced pro rata so that such Hold Orders, in the aggregate, will cover exactly the number of outstanding APS held by such Existing Holder;

    (ii) any Bids will be considered valid, in the ascending order of their respective rates per annum if more than one Bid is submitted by such Existing Holder, up to and including the excess of the number of outstanding APS held by such Existing Holder over the number of outstanding APS subject to any Hold Order referred to in clause (i) above (and if more than one Bid submitted by such Existing Holder specifies the same rate per annum and together they cover more than the remaining number of shares that can be the subject of valid Bids after application of clause (i) above and of the foregoing portion of this clause (ii) to any Bid or Bids specifying a lower rate or rates per annum, the number of shares subject to each of such Bids will be reduced pro rata so that such Bids, in the aggregate, cover exactly such remaining number of outstanding shares); and the number of outstanding shares, if any, subject to Bids not valid under this clause (ii) shall be treated as the subject of a Bid by a Potential Holder; and

    (iii) any Sell Order will be considered valid up to and including the excess of the number of outstanding APS held by such Existing Holder over the sum of the number of APS subject to Hold Orders referred to in clause
          (i) above and the number of APS subject to valid Bids by such Existing Holder referred to in clause (ii) above; provided that, if more than one Sell Order is submitted by any Existing Holder and the number of APS subject to such Sell Orders is greater than such excess, the number of APS subject to each of such Sell Orders will be reduced pro rata so that such Sell Orders, in the aggregate, will cover exactly the number of APS equal to such excess.

If more than one Bid of any Potential Holder is submitted in any Auction, each Bid submitted in such Auction will be considered a separate Bid with the rate per annum and number of APS therein specified.

DETERMINATION OF SUFFICIENT CLEARING BIDS, WINNING BID RATE AND APPLICABLE RATE

Not earlier than the Submission Deadline for each Auction, the Auction Agent will assemble all Orders submitted or deemed submitted to it by the Broker-Dealers (each such "Hold Order," "Bid" or "Sell Order" as submitted or deemed submitted by a Broker-Dealer hereinafter being referred to as a "Submitted Hold Order," a "Submitted Bid" or a "Submitted Sell Order," as the case may be, or as a "Submitted Order") and will determine the excess of the number of outstanding APS over the number of outstanding APS subject to Submitted Hold Orders (such excess being referred to as the "Available APS") and whether Sufficient Clearing Bids have been made in such Auction. Sufficient Clearing Bids will have been made if the number of outstanding APS that are the subject of Submitted Bids of Potential Holders with rates per annum not higher than the Maximum Applicable Rate equals or exceeds the number of outstanding shares that are the subject of Submitted Sell Orders (including the number of shares subject to Bids of Existing Holders specifying rates per annum higher than the Maximum Applicable Rate). If Sufficient Clearing Bids have been made, the Auction Agent will determine the lowest rate per annum specified in the Submitted Bids (the "Winning Bid Rate") which would result in the number of shares subject to Submitted Bids specifying such rate per annum or a lower rate per annum being at least equal to the available APS. If Sufficient Clearing Bids have been made, the Winning Bid Rate will be the Applicable Rate for the next Dividend Period for the APS then outstanding. If Sufficient Clearing Bids have not been made (other than because all outstanding APS are the subject of Submitted Hold Orders), the Dividend Period next following the Auction automatically will be a 7-Day Dividend Period, in the cases of Series A and Series B, and 28-Day Dividend Period in the case of Series C APS, and the Applicable Rate for such Dividend Period will be equal to the Maximum Applicable Rate.

If Sufficient Clearing Bids have not been made, Beneficial Owners that have Submitted Sell Orders will not be able to sell in the Auction all, and may not be able to sell any, of the APS subject to such Submitted Sell Orders. See "--Acceptance and rejection of Submitted Bids and Submitted Sell Orders and allocation of shares." Thus, under some circumstances, Beneficial Owners may not have liquidity of investment.

ACCEPTANCE AND REJECTION OF SUBMITTED BIDS AND SUBMITTED SELL ORDERS AND ALLOCATION OF SHARES

Based on the determinations described under "Determination of Sufficient Clearing Bids, Winning Bid Rate and Applicable Rate" and subject to the discretion of the Auction Agent to round, the Auction Procedures include a pro rata allocation of shares for purchase and sale, which may result in an Existing Holder continuing to hold or selling or a Potential Holder purchasing, a number of shares of a series of APS that is fewer than the number of shares of such series specified in its Order. To the extent the allocation procedures have that result, Broker-Dealers that have designated themselves as Existing Holders or Potential Holders in respect of customer Orders will be required to make appropriate pro rata allocations among their respective customers. See the Trust's Amended By-Laws set forth in Appendix B to the Trust's Statement of Additional Information.

NOTIFICATION OF RESULTS; SETTLEMENT

The Auction Agent will advise each Broker-Dealer who submitted a Bid or Sell Order in an Auction whether such Bid or Sell Order was accepted or rejected in whole or in part and of the Applicable Rate for the next Dividend Period for the related APS by telephone approximately 3:00 p.m., New York City time, on the Auction Date for such Auction. Each such Broker-Dealer that submitted an Order for the account of a customer then will advise such customer whether such Bid or Sell Order was accepted or rejected, will confirm purchases and sales with each customer purchasing or selling APS as a result of the Auction and will advise each customer purchasing or selling APS to give instructions to its Agent Member of the Securities Depository to pay the purchase price against delivery of such shares or to deliver such shares against payment therefor as appropriate.

In accordance with the Securities Depository's normal procedures, on the day after each Auction Date, the transactions described above will be executed through the Securities Depository, and the accounts of the respective Agent Members at the Securities Depository will be debited and credited as necessary to effect the purchases and sales of APS as determined in such Auction.
Purchasers will make payment through their Agent Members in same-day funds to the Securities Depository against delivery through their Agent Members; the Securities Depository will make payment in accordance with its normal procedures, which now provide for payment in same-day funds. If the procedures of the Securities Depository applicable to APS shall be changed to provide for payment in next-day funds, then purchasers may be required to make payment in next-day funds. If the certificates for the APS are not held by the Securities Depository or its nominee, payment will be made in same-day funds to the Auction Agent against delivery of such certificates.

The following is a simplified example of how a typical Auction works. Assume that the Trust has 1,000 outstanding APS and three Existing Holders. The three Existing Holders and three Potential Holders submit orders through Broker-Dealers at the Auction:

   Existing Holder A....    Owns 500 shares, wants to sell      Bid order of 2.1% rate for all
                            all 500 shares if Applicable        500 shares
                            Rate is less than 2.1%
   Existing Holder B....    Owns 300 shares, wants to hold      Hold Order--will take the
                                                                Applicable Rate
   Existing Holder C....    Owns 200 shares, wants to sell      Bid order of 1.9% rate for all
                            all 200 shares if Applicable        200 shares
                            Rate is less than 1.9%
   Potential Holder D...    Wants to buy 200 shares             Places order to buy at or above
                                                                2.0%
   Potential Holder E...    Wants to buy 300 shares             Places order to buy at or above
                                                                1.9%
   Potential Holder F...    Wants to buy 200 shares             Places order to buy at or above
                                                                               2.1%

The lowest dividend rate that will result in all 1,000 APS continuing to be held is 2.0% (the offer by D). Therefore, the Applicable Rate will be 2.0%. Existing Holders B and C will continue to own their shares. Existing Holder A will sell its shares because A's dividend rate bid was higher than the Applicable Rate. Potential Holder D will buy 200 shares and Potential Holder E will buy 300 shares because their bid rates were at or below the Applicable Rate. Potential Holder F will not buy shares because its bid rate was above the Applicable Rate.

SECONDARY MARKET TRADING AND TRANSFER OF APS

The Broker-Dealers may maintain a secondary trading market in the APS outside of Auctions; however, they have no obligation to do so and there can be no assurance that a secondary market for the APS will develop or, if it does develop, that it will provide holders with a liquid trading market (I.E., trading will depend on the presence of willing buyers and sellers and the trading price is subject to variables to be determined at the time of the trade by the Broker-Dealers). The APS will not be registered on any stock exchange or on any automated quotation system. An increase in the level of interest rates, particularly during any Long-Term Dividend Period, likely will have an adverse effect on the secondary market price of the APS, and a selling Shareholder may sell APS between Auctions at a price per share of less than $25,000.

Taxes

GENERAL

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a Shareholder of acquiring, holding and disposing of the APS of the Trust as of the date of this Prospectus. This discussion addresses only U.S. federal income tax consequences to U.S. Shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular Shareholders in light of their individual circumstances. In addition, the discussion does not address any state, local, or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Trust and its Shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Trust, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

The Trust intends to elect and to qualify each year for the special tax treatment afforded to regulated investment companies ("RICs") under the Code. As long as the Trust so qualifies, in any taxable year in which it distributes at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain and net realized gains from certain hedging transactions) and certain other income, the Trust (but not its Shareholders) will not be subject to federal income tax to the extent that it distributes its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss). The Trust intends to distribute substantially all of such income and gain each year.

The APS will constitute stock of the Trust, and distributions by the Trust with respect to its APS (other than distributions in redemption of APS that are treated as exchanges of stock under Section 302(b) of the Code) thus will constitute dividends to the extent of the Trust's current and accumulated earnings and profits as calculated for federal income tax purposes. It is possible, however, that the IRS might take a contrary position, asserting, for example, that the APS constitute debt of the Trust. If this position were upheld, the discussion of the treatment of distributions below would not apply. Instead, distributions by the Trust to APS Shareholders would constitute interest, whether or not they exceeded the earnings and profits of the Trust, would be included in full in the income of the recipient and would be taxed as ordinary income. Kirkpatrick & Lockhart LLP, counsel to the Trust, believes that such a position, if asserted by the IRS, would be unlikely to prevail if the issue were properly litigated.

Distributions of any taxable net investment income and net short-term capital gain will be taxable as ordinary income (except to the extent that a reduced capital gains tax rate applies to qualified dividend income). Distributions of the Trust's net capital gain, if any, will be taxable to Shareholders as long-term capital gains, regardless of the length of time they held their shares. Distributions, if any, in excess of the Trust's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the shares are held as a capital asset).

Dividends and other distributions declared by the Trust in October, November or December of any year and payable to Shareholders of record on a date in any of those months will be deemed to have been paid by the Trust and received by the Shareholders on December 31 of that year if the distributions are paid by the Trust during the following January. Accordingly, those distributions will be taxed to Shareholders for the year in which that December 31 falls.

The Trust will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The IRS has taken the position that if a RIC has more than one class of shares, it may designate distributions made to each class in any year as consisting of no more than that class's proportionate share of particular types of income for that year, including ordinary income and net capital gain. A class's proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class. Accordingly, the Trust intends to designate a portion of its distributions as capital gain dividends in compliance with the IRS position.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of Kirkpatrick & Lockhart LLP, counsel to the Trust, under current law the manner in which the Trust intends to allocate items of ordinary income, net capital gain and qualified dividend income among the Trust's Common Shares and APS will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel's opinion and attempt to reallocate the Trust's net capital gain and qualified dividend income or other taxable income.

If at any time when APS are outstanding the Trust does not meet the asset coverage requirements of the 1940 Act, the Trust will be required to suspend distributions to holders of Common Shares until the asset coverage is restored. See "Description of APS--Dividends and Dividend Periods--Restrictions on dividends and other payments." Such a suspension may prevent the Trust from distributing at least 90% of the sum of its investment company taxable income and certain other income and may, therefore, jeopardize the Trust's qualification for taxation as a RIC. Upon any failure to meet the asset coverage requirements of the 1940 Act, the Trust, in its sole discretion, may redeem APS in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Trust and its Shareholders of failing to qualify for treatment as a RIC. See "Description of APS--Redemption." There can be no assurance, however, that any such action would achieve that objective.

Certain of the Trust's investment practices are subject to special Code provisions that, among other things, may defer the use of certain losses of the Trust and affect the holding period of securities held by the Trust and the character of the gains or losses realized by the Trust. These provisions may also require the Trust to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and for avoiding income and excise taxes. The Trust will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Trust as a RIC.

Under the "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"), the U.S. federal income tax rate on long-term capital gains recognized by individuals has been reduced to 15% (or 5% for individuals in the 10% or 15% tax brackets), and "qualified dividend income" received by individuals from certain domestic and foreign corporations will also be taxed at this reduced capital gains tax rate provided certain holding period and other requirements are satisfied. The reduced long-term capital gains tax rate will apply to capital gains realized by Shareholders who sell Common Shares of the Trust that they have held for more than one year. The reduced rates, which do not apply to short-term capital gains, generally apply to long-term capital gains from sales or exchanges recognized on or after May 6, 2003 (and to Trust distributions of such gain), and will cease to apply for taxable years beginning after December 31, 2008. Distributions from the Trust designated as capital gain dividends should be eligible for the reduced rate applicable to long-term capital gains. Ordinary income dividends paid by the Trust will be eligible to be treated by individual Trust Shareholders as qualified dividend income taxed at the reduced capital gains rate to the extent that some portion of the Trust's dividends are attributable to such qualified dividend income received by the Trust and to the extent that the Trust designates such portion as qualified dividend income. The tax treatment applies only if certain holding period and other requirements are satisfied by the Shareholder. For this purpose, "qualified dividend income" means dividends received by the Trust from United States corporations and "qualified foreign corporations," provided that the Trust satisfies certain holding period and other requirements in respect of the stock of such corporations.

In the case of securities lending transactions, payments in lieu of dividends do not constitute qualified dividend income. Dividends received by the Trust from REITs are qualified dividend income eligible for this lower tax rate only in limited circumstances. These special rules relating to the taxation of ordinary income dividends paid by the Trust generally apply to taxable years beginning after December 31, 2002 and beginning before January 1, 2009. Thereafter, the Trust's dividends, other than capital gain dividends, will be fully taxable at ordinary income tax rates unless further Congressional action is taken. There can be no assurances as to what percentage of the dividends paid on the APS will consist of qualified dividend income or long-term capital gains, both of which are taxed at more favorable tax rates than ordinary income.

Dividends and interest received, and gains realized, by the Trust on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Trust's total assets at the close of its taxable year consists of securities of foreign corporations, the Trust will be eligible to, and may, file an election with the IRS that will enable its Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, the Trust would treat those taxes as dividends paid to its Shareholders and each Shareholder (1) would be required to include in gross income, and treat as paid by such Shareholder, a proportionate share of those taxes, (2) would be required to treat such share of those taxes and of any dividend paid by the Trust that represents income from foreign or U.S. possessions sources as such Shareholder's own income from those sources, and (3) could either deduct the foreign taxes deemed paid in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against federal income tax. The Trust will report to its Shareholders shortly after each taxable year their respective shares of foreign taxes paid and the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

SALES OF APS

A selling Shareholder will generally recognize gain or loss in an amount equal to the difference between the Shareholder's adjusted tax basis in the Shares sold and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is
(i) the same as the maximum ordinary income tax rate in the case of gains recognized on the sale of capital assets held for one year or less or (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as certain capital gain dividends) (5% for individuals in the 10% or 15% tax brackets). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (whether through the reinvestment of distributions, which could occur, for example, if the Shareholder is a participant in the Trust's dividend reinvestment plan or otherwise). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

An investor should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual Shareholders.

BACKUP WITHHOLDING

The Trust is required to withhold a percentage of all taxable dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate Shareholders who do not provide the Trust with a correct taxpayer identification number. Such withholding from taxable dividends and capital gain distributions is also required for such Shareholders who fail to provide certain certifications or otherwise are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a Shareholder may be refunded or credited against the Shareholder's U.S. federal income tax liability, provided that the required information is furnished to the IRS.

Description of capital structure

The Trust is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated April 28, 2004 ("Declaration of Trust"). The Declaration of Trust provides that the Trustees of the Trust may authorize separate classes of shares of beneficial interest. The Trustees of the Trust have authorized an unlimited number of shares of beneficial interest, par value $0.01 per share, all of which shares were initially classified as Common Shares. The Declaration of Trust also authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including Preferred Shares, having a par value of $0.01 per share, in one or more series, with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Shareholders. For a description of the APS, see "Description of APS." The following table shows the amount of (i) shares authorized, (ii) shares held by the Trust for its own account and (iii) shares outstanding, for each class of authorized securities of the Trust as of [ ], 2004.

                                                                     AMOUNT
                                                                   OUTSTANDING
                                                                  (EXCLUSIVE OF
                                                AMOUNT HELD BY    AMOUNT HELD BY
                                   AMOUNT      TRUST FOR ITS OWN   TRUST FOR ITS
       TITLE OF CLASS            AUTHORIZED         ACCOUNT        OWN ACCOUNT)
--------------------------------------------------------------------------------
Common Shares...............      Unlimited             -0-
Auction Preferred Shares
 Series A..................                             -0-             -0-
 Series B..................                             -0-             -0-
 Series C..................                             -0-             -0-
 Series D..................                             -0-             -0-
 Series E..................                             -0-             -0-

Holders of Common Shares are entitled to share equally in dividends declared by a Board of Trustees payable to holders of Common Shares and in the net assets of the Trust available for distribution to holders of Common Shares after payment of the preferential amounts payable to holders of any outstanding Preferred Shares, including the APS. Neither holders of Common Shares nor holders of Preferred Shares have pre-emptive or conversion rights and Common Shares are not redeemable. Upon liquidation of the Trust, after paying or adequately providing for the payment of all liabilities of the Trust and the liquidation preference with respect to any outstanding Preferred Shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Trust among the holders of the Common Shares. The Declaration of Trust provides that Shareholders are not liable for any liabilities of the Trust, permits inclusion of a clause to that effect in every agreement entered into by the Trust and in coordination with the Trust's By-Laws indemnifies Shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the Trust as though they were general partners, the provisions of the Declaration of Trust and the Trust's By-Laws described in the foregoing sentence make the likelihood of such personal liability remote.

Holders of Common Shares are entitled to one vote for each share held and will vote with the holders of any outstanding APS or other Preferred Shares on each matter submitted to a vote of holders of Common Shares, except as described under "Description of APS--Voting rights."

Shareholders are entitled to one vote for each share held. The Common Shares, APS and any other Preferred Shares do not have cumulative voting rights, which means that the holders of more than 50% of the Common Shares, APS and any other Preferred Shares voting for the election of Trustees can elect all of the Trustees standing for election by such holders, and, in such event, the holders of the remaining Common Shares, APS and any other Preferred Shares will not be able to elect any of such Trustees.

So long as any APS or any other Preferred Shares are outstanding, holders of Common Shares will not be entitled to receive any dividends of or other distributions from the Trust, unless at the time of such declaration, (1) all accrued dividends on Preferred Shares or accrued interest on borrowings has been paid and (2) the value of the Trust's total assets (determined after deducting the amount of such dividend or other distribution), less all liabilities and indebtedness of the Trust not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding Preferred Shares (expected to equal the aggregate original purchase price of the outstanding Preferred Shares plus redemption premium, if any, together with any accrued and unpaid dividends thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Trust is required to comply with other asset coverage requirements as a condition of the Trust obtaining a rating of the Preferred Shares from a Rating Agency. These requirements include an asset coverage test more stringent than under the 1940 Act. See "Description of APS--Dividends and Dividend Periods--Restrictions on dividends and other payments."

The Trust will send unaudited reports at least semi-annually and audited financial statements annually to all of its Shareholders.

The Common Shares of the Trust commenced trading on the NYSE on April 28, 2004. As of [ ], 2004, the net asset value per share of Common Shares and the closing price per share of Common Shares on the NYSE were $[ ], and $[ ], respectively.

PREFERRED SHARES

Under the 1940 Act, the Trust is permitted to have outstanding more than one series of Preferred Shares as long as no single series has priority over another series as to the distribution of assets of the Trust or the payment of dividends. Neither holders of Common Shares nor holders of Preferred Shares have pre-emptive rights to purchase any APS or any other Preferred Shares that might be issued. It is anticipated that the net asset value per share of the APS will equal its original purchase price per share plus accumulated dividends per share.

CERTAIN PROVISIONS OF THE DECLARATION OF TRUST

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its Board, and could have the effect of depriving holders of Common Shares of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust. These provisions may have the effect of discouraging attempts to acquire control of the Trust, which attempts could have the effect of increasing the expenses of the Trust and interfering with the normal operation of the Trust. The Board is divided into three classes, with the term of one class expiring at each annual meeting of holders of Common Shares and Preferred Shares. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Trust that elected such Trustee and is entitled to vote on the matter.

In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Trust, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Trust. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; (ii) the issuance of any securities of the Trust to any Principal Shareholder for cash;
(iii) the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of holders of Common Shares and Preferred Shares generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND

The Trust may be converted to an open-end investment company at any time if approved by the lesser of (i) two-thirds or more of the Trust's then outstanding Common Shares and Preferred Shares, each voting separately as a class, or (ii) more than 50% of the then outstanding Common Shares and Preferred Shares, voting separately as a class if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of the Trust could not occur until 90 days after the Shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all Shareholders. Conversion of the Trust to an open-end investment company also would require the redemption of any outstanding Preferred Shares, including the APS, and could require the repayment of borrowings. The Board believes that the closed-end structure is desirable, given the Trust's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Trust to an open-end investment company.

Underwriting

The underwriters named below (the "Underwriters"), acting through [ ], [ ,], as lead manager and [,,, ], [... ], [... ] and [... ] as their representatives (together with the lead manager, the "Representatives"), have severally agreed, subject to the terms and conditions of the Underwriting Agreement with the Trust and the Adviser, to purchase from the Trust the number of APS set forth below their respective names. The Underwriters are committed to purchase and pay for all of the Trust's APS if any are purchased.

          UNDERWRITERS                                   NUMBER OF SHARES



                                                         ------------------
                                                         ------------------
               Total................................     ------------------

The Underwriters have advised the Trust that they propose initially to offer the APS of the Trust to the public at the public offering price set forth on the cover page of this Prospectus, and to certain dealers at such price less a concession not in excess of $ per share. The Underwriters may allow, and such dealers may reallow, a discount not in excess of $ per share to other dealers. After the initial public offering, the public offering price, concession and discount may be changed. Investors must pay for any APS purchased on or before [ ], 2004.

The Underwriters will act in Auctions as Broker-Dealers as set forth under "The Auctions--General-- Broker-Dealer Agreements" and will be entitled to fees for services as Broker-Dealers as set forth therein. The Underwriters also may provide information to be used in ascertaining the Reference Rate.

The Trust anticipates that the Representatives and certain other Underwriters may from time to time act as brokers and dealers in connection with the execution of the Trust's portfolio transactions after they have ceased to be principal underwriters of the Trust under the 1940 Act and, subject to certain conditions, may act as such brokers while they are principal underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

The Trust and the Adviser have agreed to indemnify the Underwriters against certain liabilities including liabilities under the Securities Act of 1933, as amended.

SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT

Pursuant to a shareholder servicing agreement ("Shareholder Servicing Agreement") between UBS Securities LLC (the "Shareholder Servicing Agent") and Eaton Vance, the Shareholder Servicing Agent will (i) at the request of and as specified by Eaton Vance, undertake to make available public information pertaining to the Trust on an ongoing basis and to communicate to investors and prospective investors the Trust's features and benefits (including arranging periodic seminars or conference calls for Eaton Vance to communicate to investors, responding to questions from current or prospective Shareholders and contacting specific Shareholders, where appropriate), provided that services shall not include customary market research information provided by the Shareholder Servicing Agent or its registered broker-dealer affiliates in the ordinary course of their business; (ii) at the request of and as specified by Eaton Vance, make available to investors and prospective investors market price, net asset value, yield and other information regarding the Trust (provided that services shall not include customary market research information provided by the Shareholder Servicing Agent or its registered broker-dealer affiliates in the ordinary course of their business), if reasonably obtainable, for the purpose of maintaining the visibility of the Trust in the investor community; (iii) at the request of Eaton Vance or the Trust, provide certain economic research and statistical information and reports, if reasonably obtainable, to Eaton Vance or the Trust and consult with representatives of Eaton Vance and/or Trustees of the Trust in connection therewith, which information and reports shall include: (a) statistical and financial market information with respect to the Trust's market performance; and (b) comparative information regarding the Trust and other closed-end management investment companies with respect to (1) the net asset value of their respective shares, (2) the respective market performance of the Trust and such other companies, and (3) other relevant performance indicators. Except as legally required, such information and reports may not be quoted or referred to, orally or in writing, reproduced or disseminated by the Trust or any of its affiliates or any of their agents, without the prior written consent of the Shareholder Servicing Agent, which consent will not be unreasonably withheld; and (iv) at the request of Eaton Vance or the Trust, provide information to and consult with Eaton Vance and/or the Board of Trustees of the Trust with respect to applicable strategies designed to address market value discounts, which may include share repurchases, tender offers, modifications to dividend policies or capital structure, repositioning or restructuring of the Trust, conversion of the Trust to an open-end investment company, liquidation or merger; including providing information concerning the use and impact of the above strategic alternatives by other market participants provided, however, that under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is not obligated to render any opinions, valuations or recommendations of any kind or to perform any such similar services. For these services, Eaton Vance will pay the Shareholder Servicing Agent a fee computed daily and payable quarterly equal, on an annual basis, to 0.10% of the Trust's average daily gross assets. Under the terms of the Shareholder Servicing Agreement, the Shareholder Servicing Agent is relieved from liability to Eaton Vance or the Trust for any act or omission to act by the Shareholder Servicing
Agent in the course of its performances under the Shareholder Servicing Agreement in the absence of gross negligence or willful misconduct on the part of the Shareholder Servicing Agent. The Shareholder Servicing Agreement will continue so long as the Advisory Agreement remains in effect between the Trust and the Adviser or any successor in interest or affiliate of the Adviser, as and to the extent that such Advisory Agreement is renewed periodically in accordance with the 1940 Act.

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116 is the custodian of the Trust and will maintain custody of the securities and cash of the Trust. IBT maintains the Trust's general ledger and computes net asset value per share at least weekly. IBT also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Trust's investments, and receives and disburses all funds. IBT also assists in preparation of Shareholder reports and the electronic filing of such reports with the SEC.

PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 is the transfer agent and dividend disbursing agent of the Trust.

LEGAL OPINIONS

Certain legal matters in connection with the APS will be passed upon for the Trust by Kirkpatrick & Lockhart LLP, Boston, Massachusetts, and for the Underwriters by [ ].

Independent registered public accounting firm

Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Trust and will audit the Trust's financial statements.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations. The Statement of Additional Information can be obtained without charge by calling 1-800-225-6265.

Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

Table of contents for the
Statement of Additional Information

                                                                  PAGE
                                                                  ----
        Additional investment information and restrictions....
        Trustees and officers.................................
        Investment advisory and other services................
        Determination of net asset value......................
        Portfolio trading.....................................
        Taxes.................................................
        Other information.....................................
        Independent registered public accounting firm.........
        Independent auditors' report..........................
        Statement of assets and liabilities...................
        Notes to Financial Statements.........................
        Appendix A: Ratings...................................     A-
        Appendix B: Amended By-Laws...........................     B-

THE TRUST'S PRIVACY POLICY

The Trust is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange
Commission. The Trust has in effect the following policy with respect to nonpublic personal information about its customers:

o Only such information received from you, through application forms or otherwise, and information about your Trust transactions will be collected.

o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about the Trust's privacy policies call 1-800-262-1122.

Glossary

"7-DAY DIVIDEND PERIOD" means a Dividend Period consisting of seven days.

"[ ]-DAY DIVIDEND PERIOD" means a Dividend Period consisting of 28 days.

"1940 ACT" means the Investment Company Act of 1940, as amended from time to time.

"1940 ACT APS ASSET COVERAGE" has the meaning set forth on page [ ] of this Prospectus.

"1940 ACT CURE DATE" has the meaning set forth on page [  ] of this Prospectus.

"ADVISER" means Eaton Vance Management.

"AGENT MEMBER" means the member of the Securities Depository that will act on behalf of a Beneficial Owner of one or more APS or on behalf of a Potential Beneficial Owner.

"AMENDED BY-LAWS" means the By-laws of the Trust, as amended [ ], 2004, specifying the powers, preferences and rights of the APS. The Trust's Amended By-Laws are contained in Appendix B to the Trust's Statement of Additional Information.

"APPLICABLE PERCENTAGE" has the meaning set forth on page [ ] of this Prospectus.

"APPLICABLE RATE" means the rate per annum at which cash dividends are payable on APS for any Dividend Period.

"APPLICABLE SPREAD" has the meaning set forth on page [ ] of this Prospectus.

"APPLICABLE SPREAD OVER THE REFERENCE RATE" means the rate equaling the sum of the Applicable Spread plus the Reference Rate.

"APS" means the Auction Preferred Shares with a par value of $0.01 per share and a liquidation preference of $25,000 per share, plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared), of the Trust.

"APS BASIC MAINTENANCE AMOUNT" has the meaning set forth on page [ ] of this Prospectus.

"APS BASIC MAINTENANCE CURE DATE" has the meaning set forth on page [ ] of this Prospectus.

"APS SHAREHOLDERS" has the meaning set forth on the inside cover page of this Prospectus.

"AUCTION" means a periodic operation of the Auction Procedures.

"AUCTION AGENT" means Deutsche Bank Trust Company Americas, unless and until another commercial bank, trust company or other financial institution appointed by a resolution of the Board of Trustees of the Trust or a duly authorized committee thereof enters into an agreement with each to follow the Auction Procedures for the purpose of determining the Applicable Rate and to act as transfer agent, registrar, dividend disbursing agent and redemption agent for the APS.

"AUCTION AGENT AGREEMENT" means the agreement entered into between the Trust and the Auction Agent which provides, among other things, that the Auction Agent will follow the Auction Procedures for the purpose of determining the Applicable Rate.

"AUCTION DATE" has the meaning set forth on page [ ] of this Prospectus.

"AUCTION  PROCEDURES" means the procedures for conducting  Auctions set forth in
Section 9 of Article VII of the Trust's Amended By-Laws contained in Appendix B to the Trust's Statement of Additional Information.

"AVAILABLE APS" has the meaning specified in Paragraph 9(d)(i) of the Auction Procedures.

"BENEFICIAL OWNER" means a customer of a Broker-Dealer who is listed on the records of that Broker-Dealer (or if applicable, the Auction Agent) as a holder of APS or a Broker-Dealer that holds APS for its own account.

"BID" has the meaning specified in Subsection 9(b)(i) of the Auction Procedures.

"BIDDER" has the meaning specified in Subsection 9(b)(i) of the Auction Procedures.

"BOARD OF TRUSTEES" or "Board" means the Board of Trustees of the Trust.

"BROKER-DEALER" means any broker-dealer, or other entity permitted by law to perform the functions required of a Broker-Dealer in the Auction Procedures, that has been selected by the Trust and has entered into a Broker-Dealer Agreement with the Auction Agent that remains effective.

"BROKER-DEALER AGREEMENT" means an agreement entered into between the Auction Agent and a Broker-Dealer pursuant to which such Broker-Dealer agrees to follow the Auction Procedures.

"BUSINESS DAY" means a day on which the New York Stock Exchange is open for trading and which is not a Saturday, Sunday or other day on which banks in New York City are authorized or obligated by law to close.

"CEDE & CO." means the nominee of DTC, and in whose name the shares of APS initially will be registered.

"CODE" means the Internal Revenue Code of 1986, as amended.

"COMMON SHARES" means the common shares of beneficial interest, par value $0.01 per share, of the Trust.

"DATE OF ORIGINAL ISSUE" means, with respect to each series of APS, the date on which such share first is issued by the Trust.

"DECLARATION OF TRUST" means the Agreement and Declaration of Trust of the Trust.

"DISCOUNTED VALUE" of any asset of each means with respect to a [ ] Eligible Asset and [ ] Eligible Asset, the quotient of the market value thereof divided by the applicable [ ] Discount Factor and [ ] Discount Factor.

"DIVIDEND PAYMENT DATE" has the meaning set forth on page [ ] of this Prospectus.

"DIVIDEND PERIODS" has the meaning set forth on page [ ] of this Prospectus.

"DTC" means The Depository Trust Company.

"ELIGIBLE ASSETS" means [      ] Eligible Assets and [      ] Eligible Assets.

"EXISTING HOLDER" means a Broker-Dealer or any such other person as may be permitted by the Trust that is listed as the holder of record of APS in the records of the Auction Agent.

"[      ]" means [      ] Ratings or its successors.

"[ ] ELIGIBLE ASSETS" has the meaning set forth on page [ ] of this Prospectus.

"TRUST" means Eaton Vance Tax-Advantaged Global Dividend Opportunities Trust, a Massachusetts business trust that is the issuer of APS.

"HOLD ORDER" has the meaning specified in Subsection 9(b)(i) of the Auction Procedures.

"IBT" means Investors Bank & Trust Company, the custodian of the Trust's assets.

"INITIAL DIVIDEND PAYMENT DATE" has the meaning set forth on the inside cover page of this Prospectus.

"INITIAL DIVIDEND PERIOD" means, with respect to the APS, the period from and including the Date of Original Issue to but excluding the Initial Dividend Payment Date of the APS.

"IRS" means the Internal Revenue Service.

"LIBOR" means the London Interbank Offered Rate.

"LIBOR RATE" has the meaning specified in Subsection 1(a) of Article VII of the Trust's Amended By-Laws contained in Appendix B to the Trust's Statement of Additional Information.

"LONG-TERM DIVIDEND PERIOD" has the meaning set forth on page [ ] of this Prospectus.

"MANDATORY REDEMPTION PRICE" has the meaning set forth on page [ ] of this Prospectus.

"MAXIMUM APPLICABLE RATE" has the meaning specified under "The Auctions--Auction Procedures--Orders by Beneficial Owners, Potential Beneficial Owners, Existing Holders and Potential Holders" in this Prospectus.

"[      ]" means [      ] Investors Service, Inc. or its successors.

"[ ] ELIGIBLE ASSETS" has the meaning set forth on page [ ] of this Prospectus.

"NON-CALL  PERIOD"  has  the  meaning  set  forth  under  "Specific   Redemption
Provisions" below.

"NON-PAYMENT PERIOD" has the meaning set forth on page [ ] of this Prospectus.

"NON-PAYMENT PERIOD RATE" has the meaning set forth on page [ ] of this Prospectus.

"NOTICE OF REVOCATION" has the meaning set forth on page [ ] of this Prospectus.

"NOTICE OF SPECIAL DIVIDEND PERIOD" has the meaning set forth on page [ ] of this Prospectus.

"OPTIONAL REDEMPTION PRICE" has the meaning set forth on page [ ] of this Prospectus.

"ORDER"  has  the  meaning  specified  in  Subsection  9(b)(i)  of  the  Auction
Procedures.

"POTENTIAL BENEFICIAL OWNER" means a customer of a Broker-Dealer or a Broker-Dealer that is not a Beneficial Owner of APS but that wishes to purchase such shares, or that is a Beneficial Owner that wishes to purchase additional APS.

"POTENTIAL HOLDER" means any Broker-Dealer or any such other person as may be permitted by the Trust, including any Existing Holder, who may be interested in acquiring APS (or, in the case of an Existing Holder, additional APS).

"PREFERRED SHARES" means preferred shares of beneficial interest, par value $0.01 per share, of the Trust.

"PREMIUM CALL PERIOD" has the meaning set forth under "Specific Redemption Provisions" below.

"RATING AGENCY" has the meaning set forth on page [ ] of this Prospectus.

"REFERENCE RATE" means (i) with respect to a Dividend Period having 364 or fewer days, the applicable LIBOR Rate and (ii) with respect to a Dividend Period having 365 or more days, the applicable U.S. Treasury Note Rate.

"REQUEST FOR SPECIAL DIVIDEND PERIOD" has the meaning set forth on page [ ] of this Prospectus.

"RESPONSE" has the meaning set forth on page [ ] of this Prospectus.

"S&P" means Standard & Poor's, or its successors.

"SECURITIES DEPOSITORY" means The Depository Trust Company and its successors and assigns or any successor securities depository selected by the Trust that agrees to follow the procedures required to be followed by such securities depository in connection with the APS.

"SELL ORDER" has the meaning specified in Subsection 9(b)(i) of the Auction Procedures.

"SHAREHOLDER" means holders of Common Shares or Preferred Shares of the Trust.

"SHARES" means Common Shares and/or APS.

"SHORT-TERM DIVIDEND PERIOD" has the meaning set forth on page [ ] this Prospectus.

"SPECIAL DIVIDEND PERIOD" has the meaning set forth on page [ ] of this Prospectus.

"SPECIFIC  REDEMPTION  PROVISIONS"  means,  with  respect to a Special  Dividend
Period, either, or any combination of, (i) a period (a "Non-Call Period") determined by the Board of Trustees of the Trust, after consultation with the Auction Agent and the Broker-Dealers, during which the APS subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii) a period (a "Premium Call Period"), consisting of a number of whole years and determined by the Board of Trustees of the Trust, after consultation with the Auction Agent and the Broker-Dealers, during each year of which the APS subject to such Dividend Period shall be redeemable at the Trust's option at a price per share equal to $25,000 plus accumulated but unpaid dividends plus a premium expressed as a percentage of $25,000, as determined by the Board of Trustees of the Trust after consultation with the Auction Agent and the Broker-Dealers.

"SUBMISSION DEADLINE" has the meaning specified in Subsection 9(a)(x) of the Auction Procedures.

"SUBMITTED BID" has the meaning specified in Subsection 9(d)(i) of the Auction Procedures.

"SUBMITTED HOLD ORDER" has the meaning specified in Subsection 9(d)(i) of the Auction Procedures.

"SUBMITTED ORDER" has the meaning specified in Subsection 9(d)(i) of the Auction Procedures.

"SUBMITTED SELL ORDER" has the meaning specified in Subsection 9(d)(i) of the Auction Procedures.

"SUBSEQUENT DIVIDEND PERIOD" means each Dividend Period after the Initial Dividend Period.

"SUBSTITUTE RATING AGENCY" and "SUBSTITUTE RATING AGENCIES" shall mean a nationally recognized statistical rating organization or two nationally recognized statistical rating organizations, respectively, selected by the Adviser, or its respective affiliates and successors, after consultation with the Trust and the Broker-Dealers, to act as a substitute Rating Agency or substitute Rating Agencies, as the case may be, to determine the credit ratings of the APS.

"SUFFICIENT CLEARING BIDS" has the meaning specified in Subsection 9(d)(i) of the Auction Procedures.

"U.S. TREASURY NOTE RATE" on any date means (i) the yield as calculated by reference to the bid price quotation of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as such bid price quotation is published on the Business Day immediately preceding such date by the Federal Reserve Bank of New York in its Composite 3:30 p.m. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Note Rate on such date. "Alternate Treasury Note Rate" on any date means the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as determined by the bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. government securities dealers selected by the Auction Agent.

"VALUATION DATE" means, for purposes of determining whether the Trust is maintaining the APS Basic Maintenance Amount, each Business Day commencing with [ ], 2004.

"WINNING BID RATE" has the meaning specified in Subsection 9(d)(i) of the Auction Procedures.

                               [EATON VANCE LOGO]

STATEMENT OF ADDITIONAL INFORMATION       SUBJECT TO COMPLETION    [      ] 2004
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
[       ], 2004

EATON VANCE FLOATING-RATE INCOME TRUST

THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MASSACHUSETTS 02109
(800) 225-6265

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                              PAGE
                                                              ----
                       Additional investment  information and
                       restrictions.........................
                       Trustees and officers................
                       Investment advisory and other services
                       Determination of net asset value.....
                       Portfolio trading....................
                       Taxes................................
                       Other information....................
                       Independent Registered Public
                       Accounting Firm......................
                       Independent Registered Public
                       Accounting Firm report...............
                       Financial Statements.................
                       APPENDIX A: Ratings..................   A-
                       APPENDIX B: Amended By-Laws..........   B-

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE FLOATING-RATE INCOME TRUST (THE "TRUST") DATED [ ], 2004, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE TRUST AT 1-800-225-6265.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Trust's Prospectus.

Additional investment information and restrictions

Primary investment strategies are described in the Prospectus. The following is a description of the various investment policies that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. Eaton Vance may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help to achieve the Trust's investment objectives.

SENIOR LOANS

STRUCTURE OF SENIOR LOANS

A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans to corporations and secondarily institutionally traded senior floating rate debt obligations issued by an asset-backed pool, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

The Trust typically purchases "Assignments" from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor.

The Trust also may invest in "Participations." Participations by the Trust in a Loan Investor's portion of a Senior Loan typically will result in the Trust having a contractual relationship only with such Loan Investor, not with the Borrower. As a result, the Trust may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the Borrower. In connection with purchasing Participations, the Trust generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other Loan Investors through set-off against the Borrower and the Trust may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, the Trust may assume the credit risk of both the Borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling Participation, the Trust may be treated as a general creditor of such Loan Investor. The selling Loan Investors and other persons interpositioned between such Loan Investors and the Trust with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

The Trust will only acquire Participations if the Loan Investor selling the Participation, and any other persons interpositioned between the Trust and the Loan Investor, at the time of investment has outstanding debt or deposit obligations rated investment grade (BBB- or A-3 or higher by Standard & Poor's Ratings Group ("S&P") or Baa3 or P-3 or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by another nationally recognized rating agency) or determined by the Adviser to be of comparable quality. Securities rated Baa3 by Moody's have speculative characteristics. Long-term debt rated BBB- by S&P is regarded by S&P as having adequate capacity to pay interest and repay principal and debt rated Baa3 by Moody's is regarded by Moody's as a medium grade obligation, I.E., it is neither highly protected nor poorly secured. Commercial paper rated A-3 by S&P indicates that S&P believes such obligations exhibit adequate protection parameters but that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation and issues of commercial paper rated P-3 by Moody's are considered by Moody's to have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Trust bears a substantial risk of losing the entire amount invested.

The following table is intended to provide investors with a comparison of short-term money market rates, a representative base commercial lending rate, and a representative indicator of the premium over such base lending rate for Senior Loans. This comparison should not be considered a representation of future money market rates, spreads of Senior Loans over base reference rates nor what an investment in the Trust may earn or what an investor's yield or total return may be in the future.

                                  SEPT.  SEPT.   SEPT.   SEPT.   SEPT.   SEPT.
                                  1993   1995    1997    1999    2001    2003
3 Month Treasury Bill(1).......  2.98%  5.42%   5.11%   4.86%   2.38%   0.95%
3 Month LIBOR(2)...............  3.21   5.87    5.80    5.57    3.03    1.14
CSFB Leveraged Loan Index(3)...  5.71   8.18    8.13    8.04    6.18    4.34

----------

(1) Source: Bloomberg

(2) The London InterBank Offer Rate; Source: Bloomberg

(3) The CSFB Leveraged Loan Index is a representative index of tradable, senior secured, U.S. dollar-denominated leveraged loans. Investors cannot invest directly in an index. Source for the CSFB leveraged loan index returns:
    Thomson Financial.

LOAN COLLATERAL

In order to borrow money pursuant to a Senior Loan, a Borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company's shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

CERTAIN FEES PAID TO THE TRUST

In the process of buying, selling and holding Senior Loans, the Trust may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. When the Trust buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, the Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Trust may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a Borrower. Other fees received by the Trust may include covenant waiver fees and covenant modification fees.

BORROWER COVENANTS

A Borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the Borrower and the holders of the Senior Loan (the "Loan Agreement"). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the Borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the Borrower to prepay the Senior Loan with any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and includes the proceeds from asset dispositions or sales of securities. A breach of a covenant that is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; I.E., the Agent, or the Loan Investors directly, as the case may be, has the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the Borrower to monitor the Borrower's compliance with covenants may involve a risk of fraud by the Borrower. In the case of a Senior Loan in the form of Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes that may be made to the Loan Agreement, such as waiving a breach of a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

ADMINISTRATION OF LOANS

In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all institutions that are parties to the Loan Agreement. The Trust will generally rely upon the Agent or an intermediate participant to receive and forward to the Trust its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement the Trust has direct recourse against the Borrower, the Trust will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the Borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the Borrower. The seller of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the Borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the Senior Loan. The Agent is compensated by the Borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, the Trust will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of the Trust and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Trust were determined to be subject to the claims of the Agent's general creditors, the Trust might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants, similar risks may arise.

PREPAYMENTS

Senior Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from a portion of free cash flow, as defined above. The degree to which Borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the Borrower and competitive conditions among Loan Investors, among other factors. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Trust derives interest income will be reduced. However, the Trust may receive both a prepayment penalty fee from the prepaying Borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect the Trust's performance because the Trust typically is able to reinvest prepayments in other Senior Loans that have similar yields and because receipt of such fees may mitigate any adverse impact on the Trust's yield.

OTHER INFORMATION REGARDING SENIOR LOANS

From time to time the Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from the Trust or may be intermediate participants with respect to Senior Loans in which the Trust owns interests. Such banks may also act as Agents for Senior Loans held by the Trust.

The Trust may acquire interests in Senior Loans that are designed to provide temporary or "bridge" financing to a Borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. The Trust may also invest in Senior Loans of Borrowers that have obtained bridge loans from other parties. A Borrower's use of bridge loans involves a risk that the Borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the Borrower's perceived creditworthiness.

The Trust will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements, there is no formal requirement to pledge additional collateral. In addition, the Trust may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the Borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a Borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan. However, the Borrower's ability to dispose of such securities, other than in connection with such pledge or replacement, will be strictly limited for the protection of the holders of Senior Loans and, indirectly, Senior Loans themselves.

If a Borrower becomes involved in bankruptcy proceedings, a court may invalidate the Trust's security interest in the loan collateral or subordinate the Trust's rights under the Senior Loan to the interests of the Borrower's unsecured creditors or cause interest previously paid to be refunded to the Borrower. If a court required interest to be refunded, it could negatively affect the Trust's performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the Borrower did not receive fair consideration for granting the security interest in the loan collateral to the Trust. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Borrower, but were instead paid to other persons (such as shareholders of the Borrower) in an amount that left the Borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Trust's security interest in loan collateral. If the Trust's security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a Borrower in bankruptcy or other proceedings, the Trust would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Senior Loan.

The Trust may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a Borrower or its affiliates. The acquisition of such equity securities will only be incidental to the Trust's purchase of a Senior Loan. The Trust may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan, issued in connection with the debt restructuring or reorganization of a Borrower, if such acquisition, in the judgment of the Adviser, may enhance the value of a Senior Loan or if such acquisition would otherwise be consistent with the Trust's investment policies including its policy of generally only investing in U.S.-dollar denominated securities.

DEBTOR-IN-POSSESSION FINANCING

The Trust may invest in debtor-in-possession financings (commonly called "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under chapter 11. Such financings are senior liens on unencumbered security (I.E., security not subject to other creditors claims). There is a risk that the entity will not emerge from chapter 11 and be forced to liquidate its assets under chapter 7 of the Bankruptcy Code. In such event, the Trust's only recourse will be against the property securing the DIP financing.

LITIGATION INVOLVING EATON VANCE

On October 15, 2001, an amended consolidated complaint was filed in the United States District Court for the District of Massachusetts against four Eaton Vance closed-end interval funds (the "Interval Funds"); their Trustees and certain officers of the Interval Funds; Eaton Vance, the Interval Funds' administrator; Boston Management and Research, the Interval Funds' investment adviser; and Eaton Vance Corp., the parent of Eaton Vance and Boston Management and Research. The Complaint, framed as a class action, alleges that for the period between May 25, 1998 and March 5, 2001, the Interval Funds' assets were incorrectly valued and certain matters were not properly disclosed, in violation of the federal securities laws. The Complaint seeks unspecified damages. The named defendants believe that the Complaint is without merit and are vigorously contesting the lawsuit. Eaton Vance believes that the lawsuit is not likely to have a material adverse affect on its ability to render services to the Trust.

REGULATORY CHANGES

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

CREDIT QUALITY

Many Senior Loans in which the Trust may invest are of below investment grade credit quality. Accordingly, these Senior Loans are subject to similar or identical risks and other characteristics described below in relation to Non-Investment Grade Bonds.

NON-INVESTMENT GRADE BONDS

Investments in Non-Investment Grade Bonds generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. Non-Investment Grade Bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. In addition, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of higher quality securities.

Non-Investment Grade Bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in Non-Investment Grade Bond prices because the advent of recession could lessen the ability of an issuer to make principal and interest payments on its debt obligations. If an issuer of Non-Investment Grade Bonds defaults, in addition to risking payment of all or a portion of interest and principal, the Trust may incur additional expenses to seek recovery. In the case of Non-Investment Grade Bonds structured as zero-coupon, step-up or payment-in-kind securities, their market prices will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest currently and in cash. Eaton Vance seeks to reduce these risks through diversification, credit analysis and attention to current developments in both the economy and financial markets.

The secondary market on which Non-Investment Grade Bonds are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the net asset value of the Common Shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of Non-Investment Grade Bonds, especially in a thinly traded market. When secondary markets for Non-Investment Grade Bonds are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is no reliable, objective data available. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly and the Trust may have greater difficulty selling these securities. The Trust will be more dependent on Eaton Vance's research and analysis when investing in Non-Investment Grade Bonds. Eaton Vance seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rate and market conditions.

A general description of the ratings of securities by S&P, Fitch and Moody's is set forth in Appendix A to this SAI. Such ratings represent these rating organizations' opinions as to the quality of the securities they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon may have the same yield. For these reasons, the use of credit ratings as the sole method of evaluating Non-Investment Grade Bonds can involve certain risks. For example, credit ratings evaluate the safety or principal and interest payments, not the market value risk of Non-Investment Grade Bonds. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Eaton Vance does not rely solely on credit ratings when selecting securities for the Trust, and develops its own independent analysis of issuer credit quality.

In the event that a rating agency or Eaton Vance downgrades its assessment of the credit characteristics of a particular issue, the Trust is not required to dispose of such security. In determining whether to retain or sell a downgraded security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies. However, analysis of the creditworthiness of issuers of Non-Investment Grade Bonds may be more complex than for issuers of high quality debt securities.

CONVERTIBLE SECURITIES

The Trust may invest in convertible securities. Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

The  value  of  convertible  securities  is  influenced  by both  the  yield  of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (I.E., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

OTHER INVESTMENTS

FIXED INCOME SECURITIES

Fixed income securities include preferred, preference and convertible securities, equipment lease certificates, equipment trust certificates and conditional sales contracts. Preference stocks are stocks that have many characteristics of preferred stocks, but are typically junior to an existing class of preferred stocks. Equipment lease certificates are debt obligations secured by leases on equipment (such as railroad cars, airplanes or office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property (such as railroad cars or airplanes), the title of which is held by a trustee while the property is being used by the borrower. Conditional sales contracts are agreements under which the seller of property continues to hold title to the property until the purchase price is fully paid or other conditions are met by the buyer.

Fixed-rate bonds may have a demand feature allowing the holder to redeem the bonds at specified times. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, since they may be retained if interest rates decline. Acquiring these kinds of bonds provides the contractual right to require the issuer of the bonds to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement or instrument. Since this right is assignable only with the bond, it will not be assigned any separate value.

Certain securities may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities during a time of declining interest rates, the Trust may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The rating assigned to a security by a rating agency does not reflect assessment of the volatility of the security's market value or of the liquidity of an investment in the securities. Credit ratings are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of rating, and the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition. Credit quality in the high yield, high risk bond market can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. In addition to lower rated securities, the Trust also may invest in higher rated securities. For a description of corporate bond ratings, see Appendix A.

REPURCHASE AGREEMENTS

The Trust may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, the Trust might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Trust purchased may have decreased, the Trust could experience a loss. Repurchase agreements that mature in more than seven days will be treated as illiquid. The

Trust's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

ZERO COUPON BONDS

Zero coupon bonds are debt obligations that do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Trust is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and the Trust is required to distribute its income for each taxable year. Thus, the Trust may have to sell other investments to obtain cash needed to make income distributions.

INDEXED SECURITIES

The Trust may invest in securities that fluctuate in value with an index. Such securities generally will either be issued by the U.S. Government or one of its agencies or instrumentalities or, if privately issued, collateralized by mortgages that are insured, guaranteed or otherwise backed by the U.S. Government, its agencies or instrumentalities. The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in relation to one or more interest rates, financial indices, securities prices or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market changes in reference prices. Because indexed securities derive their value from another instrument, security or index, they are considered derivative debt securities, and are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

SHORT SALES

The Trust may utilize short sales for hedging purposes. A short sale is effected by selling a security which the Trust does not own, or, if the Trust does own the security, is not to be delivered upon consummation of the sale. The Trust may engage in short sales "against the box" (I.E., short sales of securities the Trust already owns) for hedging purposes. If the price of the security in the short sale decreases, the Trust will realize a profit to the extent that the short sale price for the security exceeds the market price. If the price of the security increases, the Trust will realize a loss to the extent that the market price exceeds the short sale price. Selling securities short runs the risk of losing an amount greater than the initial investment therein.

Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short-selling exposes the Trust to unlimited risk with respect to that security due to the lack of an upper limit on the price to which an instrument can rise. Although the Trust reserves the right to utilize short sales, the Adviser is under no obligation to utilize short-sales at all.

FOREIGN INVESTMENTS

The Trust may invest in U.S. dollar denominated securities of non-U.S. issuers. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

OPTIONS

Call options may be purchased to provide exposure to increases in the market (E.G., with respect to temporary cash positions) or to hedge against an increase in the price of securities or other investments that the Trust intends to purchase or has sold short. Similarly, put options may be purchased for speculative purposes or to hedge against a decrease in the market generally or in the price of securities or other investments held by the Trust. Buying options may reduce the Trust's returns, but by no more than the amount of the premiums paid for the options.

The Trust may write covered call options (I.E., where the Trust owns the security or other investment that is subject to the call) to enhance returns when the Adviser perceives that the option premium offered is in excess of the premium that the Adviser would expect to be offered under existing market conditions, or if the exercise price of the option is in excess of the price that the Adviser expects the security or other underlying investment to reach during the life of the option. Writing covered call options may limit the Trust's gain on portfolio investments if the option is exercised because the Trust will have to sell the underlying investments below the current market price. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

SECURITIES LENDING

As described in the Prospectus, the Trust may lend a portion of its portfolio Senior Loans or other securities to broker-dealers or other institutional borrowers. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Adviser to be at least investment grade. All securities loans will be collateralized on a continuous basis by cash or U.S. government securities having a value, marked to market daily, of at least 100% of the market value of the loaned securities. The Trust may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand. The Trust may also seek to earn income on securities loans by reinvesting cash collateral in mortgage-backed securities ("MBS") or other securities consistent with its investment objectives and policies, seeking to invest at rates that are higher than the "rebate" rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this SAI.

Senior Loans and other securities may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Trust for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Trust or the borrower at any time. Upon termination and the return of the loaned securities, the Trust would be required to return the related cash or securities collateral to the borrower and it may be required to liquidate longer term portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in the Trust realizing a loss at a time when it would not otherwise do so. The Trust also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage, and will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this SAI.

The Trust will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Trust will not be entitled to exercise voting or other beneficial rights on loaned securities. The Trust will exercise its right to terminate loans and thereby regain these rights whenever the Adviser considers it to be in the Trust's interest to do so, taking into account the related loss of reinvestment income and other factors.

SHORT-TERM TRADING

Securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed income securities or changes in the investment objectives of investors.

TEMPORARY INVESTMENTS

The Trust may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations.

INVESTMENT RESTRICTIONS

The following investment restrictions of the Trust are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Trust's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Trust present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of outstanding shares of the Trust. As a matter of fundamental policy the Trust may not:

(1) Borrow money, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The 1940 Act currently requires that any indebtedness incurred by a closed-end investment company have an asset coverage of at least 300%;

(2) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above. The 1940 Act currently defines "senior security" as any bond, debenture, note or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Debt and equity securities issued by a closed-end investment company meeting the foregoing asset coverage provisions are excluded from the general 1940 Act prohibition on the issuance of senior securities;

(3) Purchase securities on margin (but the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

(4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933, as amended in selling or disposing of a portfolio investment;

(5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Trust is authorized to invest in accordance with its investment objectives and policies, (b) entering into repurchase agreements, (c) lending its portfolio securities and (d) lending cash consistent with applicable law;

(6) Purchase or sell real estate, although it may purchase and sell securities that are secured by interests in real estate and securities of issuers that invest or deal in real estate. The Trust reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments; and

(8) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and except securities of other investment companies; or invest 25% or more of its total assets in any single industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The Trust may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities. The 1940 Act currently requires that the Trust have 300% asset coverage with respect to all borrowings other than temporary borrowings.

Pursuant to investment restriction 5(d) above, as disclosed in the Prospectus, the Trust may make loans to participate in the origination of Senior Loans and other secured floating-rate loans.

For purposes of construing restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries.

The Trust has adopted the following nonfundamental investment policy, which may be changed by the Board without approval of the Trust's shareholders. As a matter of nonfundamental policy, the Trust may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short.

The Trust may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by section 12(d) of the 1940 Act and rules thereunder.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Trust's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the Adviser if the security is not rated by a rating agency) will not compel the Trust to dispose of such security or other asset. Notwithstanding the foregoing, the Trust must always be in compliance with the borrowing policies set forth above.

TRUSTEES AND OFFICERS

The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                              TERM OF OFFICE                                  FUND COMPLEX          OTHER
    NAME AND                POSITION(S)         AND LENGTH       PRINCIPAL OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
  DATE OF BIRTH           WITH THE TRUST        OF SERVICE       DURING PAST FIVE YEARS        TRUSTEE(1)            HELD
---------------------     ---------------     --------------     -------------------------    -------------     ------------------
INTERESTED TRUSTEE
James B. Hawkes           Trustee(2) and      Since 5/21/04      Chairman, President and           197          Director of EVC
11/9/41                   Vice President      Three Years        Chief Executive Officer
                                                                 of BMR, Eaton Vance,
                                                                 EVC and EV; Director of
                                                                 EV; Vice President and
                                                                 Director of EVD.
                                                                 Trustee and/or officer
                                                                 of 196 registered
                                                                 investment companies in
                                                                 the Eaton Vance Fund
                                                                 Complex. Mr. Hawkes is
                                                                 an interested person
                                                                 because of his
                                                                 positions with BMR,
                                                                 Eaton Vance, EVC and
                                                                 EV, which are
                                                                 affiliates of the Fund.
NON-INTERESTED
TRUSTEES
Samuel L. Hayes, III      Trustee(2)          Since 5/21/04      Jacob H. Schiff                   197          Director of
2/23/35                                       Three Years        Professor of Investment                        Tiffany & Co.
                                                                 Banking Emeritus,                              (specialty
                                                                 Harvard University                             retailer) and
                                                                 Graduate School of                             Telect, Inc.
                                                                 Business                                       (telecommunication
                                                                 Administration.                                services company)
William H. Park           Trustee(3)          Since 5/21/04      President and Chief               194          None
9/19/47                                       Three Years        Executive Officer,
                                                                 Prizm Capital
                                                                 Management, LLC
                                                                 (investment management
                                                                 firm) (since 2002).
                                                                 Executive Vice
                                                                 President and Chief
                                                                 Financial Officer,
                                                                 United Asset Management
                                                                 Corporation (a holding
                                                                 company owning
                                                                 institutional
                                                                 investment management
                                                                 firms) (1982-2001).
Ronald A. Pearlman        Trustee(3)          Since 5/21/04      Professor of Law,                 194          None
7/10/40                                       Three Years        Georgetown University
                                                                 Law Center (since
                                                                 1999). Tax Partner,
                                                                 Covington & Burling,
                                                                 Washington, DC (1991-
                                                                 2000).
Norton H. Reamer          Trustee(4)          Since 5/21/04      President and Chief               197          None
9/21/35                                       Three Years        Executive Officer of
                                                                 Asset Management
                                                                 Finance Corp. (a
                                                                 specialty finance
                                                                 company serving the



                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                              TERM OF OFFICE                                       FUND COMPLEX          OTHER
    NAME AND                POSITION(S)         AND LENGTH          PRINCIPAL OCCUPATION(S)         OVERSEEN BY      DIRECTORSHIPS
  DATE OF BIRTH           WITH THE TRUST        OF SERVICE          DURING PAST FIVE YEARS          TRUSTEE(1)            HELD
---------------           --------------      ---------------       -------------------------      --------------    -------------
                                                                    investment management
                                                                    industry) (since
                                                                    October 2003).
                                                                    President, Unicorn
                                                                    Corporation (an
                                                                    investment and
                                                                    financial advisory
                                                                    services company)
                                                                    (since September 2000).
                                                                    Formerly, Chairman,
                                                                    Hellman, Jordan
                                                                    Management Co., Inc.
                                                                    (an investment
                                                                    management company)
                                                                    (2000-2003). Formerly,
                                                                    Advisory Director of
                                                                    Berkshire Capital
                                                                    Corporation (investment
                                                                    banking firm)
                                                                    (2002-2003). Formerly,
                                                                    Chairman of the Board,
                                                                    United Asset Management
                                                                    Corporation (a holding
                                                                    company owning
                                                                    institutional
                                                                    investment management
                                                                    firms) and Chairman,
                                                                    President and Director,
                                                                    UAM Funds (mutual
                                                                    funds) (1980-2000).
Lynn A. Stout             Trustee(4)          Since 5/21/04         Professor of Law,                   197          None
9/14/57                                       Three Years           University of
                                                                    California at Los
                                                                    Angeles School of Law
                                                                    (since July 2001).
                                                                    Formerly, Professor of
                                                                    Law, Georgetown
                                                                    University Law Center.
--------------

(1) INCLUDES BOTH MASTER AND FEEDER FUNDS IN MASTER-FEEDER STRUCTURE.

(2) CLASS I TRUSTEES WHOSE TERM EXPIRES IN 2005.

(3) CLASS II TRUSTEES WHOSE TERM EXPIRES IN 2006.

(4) CLASS III TRUSTEES WHOSE TERM EXPIRES IN 2007.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                TERM OF OFFICE
                                        POSITION(S)               AND LENGTH
NAME AND DATE OF BIRTH                WITH THE TRUST              OF SERVICE           PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
------------------------              ----------------          --------------         ---------------------------------------------
Payson F. Swaffield                   President and             Since 4/28/04          Vice President of Eaton Vance and BMR.
8/13/56                               Chief Executive                                  Officer of 15 registered investment
                                      Officer                                          companies managed by Eaton Vance or BMR.
Thomas E. Faust Jr.                   Vice President            Since 4/28/04          Executive Vice President of Eaton Vance,
5/31/58                                                                                BMR, EVC and EV; Chief Investment Officer of
                                                                                       Eaton Vance and BMR and Director of EVC.
                                                                                       Chief Executive Officer of Belair Capital
                                                                                       Fund LLC, Belcrest Capital Fund LLC, Belmar
                                                                                       Capital Fund LLC; Belport Capital Fund LLC
                                                                                       and Belrose Capital Fund LLC (private
                                                                                       investment companies sponsored by Eaton
                                                                                       Vance). Officer of 55 registered investment
                                                                                       companies managed by Eaton Vance or BMR.
Scott H. Page                         Vice President            Since 4/28/04          Vice President of Eaton Vance and BMR.
11/30/59                                                                               Officer of 15 registered investment
                                                                                       companies managed by Eaton Vance or BMR.
Michael W. Weilheimer                 Vice President            Since 4/28/04          Vice President of Eaton Vance and BMR.
2/11/61                                                                                Officer of 12 registered investment
                                                                                       companies managed by Eaton Vance or BMR.
Barbara E. Campbell                   Treasurer and             Since 4/28/04          Vice President of BMR and Eaton Vance.
6/19/57                               Principal                                        Officer of 195 registered investment
                                      Financial and                                    companies managed by Eaton Vance or BMR.
                                      Accounting
                                      Officer
Alan R. Dynner                        Secretary                 Since 4/28/04          Vice President, Secretary and Chief Legal
10/10/40                                                                               Officer of BMR, Eaton Vance, EVD, EV and
                                                                                       EVC. Officer of 197 registered investment
                                                                                       companies managed by Eaton Vance or BMR.

The Board of Trustees of the Trust has several standing Committees, including the Governance Committee, the Audit Committee, and the Special Committee. Each such Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chairman), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing the Trust's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of the Trust's financial statements and independent audit thereof; (ii) approving the selection, evaluation and, when appropriate, replacement of the Trust's Independent Registered Public Accounting Firm; and (iii) evaluating the qualification, independence, and performance of the Trust's Independent Registered Public Accounting Firm.

Messrs. Hayes (Chairman), Park, Pearlman, Reamer and Ms. Stout are currently members of the Special Committee of the Board of Trustees of the Trust. The purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Trust, including advisory, subadvisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Trust service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Trust, or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust. In addition, the Special Committee has established a Contract Review Subcommittee whose duties and powers include evaluating proposed new or amended or existing contracts for services provided to the Trust and making recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Trust on the other hand. The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer.

As of the date of this SAI, the Governance, Audit and Special Committees have each held [one] meeting.

When considering approval of the Advisory Agreement between the Trust and the Adviser, the Contract Review Sub-Committee of the Special Committee considered, among other things, the following:

+  A  report   comparing  the  fees  and  expenses  of  the  Trust  and  certain profitability analyses prepared by Eaton Vance;

+  Information on the relevant peer group(s) of funds;

+ The economic outlook and the general investment outlook in the relevant investment markets;

+ Eaton Vance's results and financial condition and the overall organization of the Adviser;

+  Arrangements regarding the distribution of Trust shares;

+  The procedures used to determine the fair value of the Trust's assets;

+ The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

+  Eaton  Vance's   management   of  the   relationship   with  the   custodian,
   subcustodians and fund accountants;

+ The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

+  The  quality  nature,  cost and  character  of the  administrative  and other
   non-investment   management   services   provided  by  Eaton  Vance  and  its
   affiliates;

+  Investment management staffing;

+ Operating expenses (including transfer agency expenses) to be paid to third parties; and

+  Information to be provided to investors, including the Trust's shareholders.

In evaluating the Advisory Agreement between the Trust and Eaton Vance, the Contract Review Subcommittee of the Special Committee reviewed material furnished by Eaton Vance at the initial Board meeting held on May 21, 2004, including the above referenced considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreement. The Contract Review Subcommittee also took into account the time and attention to be devoted by senior management to the Trust and the other funds in the complex. The Contract Review Subcommittee evaluated the level of skill required to manage the Trust and concluded that the human resources available at Eaton Vance were appropriate to fulfill effectively the duties of the Adviser on behalf of the Trust. The Contract Review Subcommittee also considered the business reputation of the Adviser, its financial resources and professional liability insurance coverage and concluded that Eaton Vance would be able to meet any reasonably foreseeable obligations under the Advisory Agreement.

The Contract Review Subcommittee of the Special Committee received information concerning the investment philosophy and investment process to be applied by Eaton Vance in managing the Trust. In this regard, the Contract Review Subcommittee considered Eaton Vance's in-house research capabilities as well as other resources available to Eaton Vance personnel, including research services that may be available to Eaton Vance as a result of securities transactions effected for the Trust and other investment advisory clients. The Contract

Review Subcommittee concluded that Eaton Vance's investment process, research capabilities and philosophy were well suited to the Trust, given the Trust's investment objectives and policies.

In addition to the factors mentioned above, the Contract Review Subcommittee of the Special Committee also reviewed the level of the Adviser's profits in respect of the management of the Eaton Vance funds, including the Trust. The Contract Review Subcommittee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Trust. The Contract Review Subcommittee also considered profit margins of Eaton Vance in comparison with available industry data.

The Contract Review Subcommittee of the Special Committee did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the Contract Review Subcommittee. In assessing the information provided by Eaton Vance and its affiliates, the Contract Review Subcommittee also took into consideration the benefits to shareholders of investing in a fund that is part of a large family of funds which provides a large variety of shareholder services. Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Contract Review Subcommittee of the Special Committee concluded that the approval of the Advisory Agreement, including the fee structure (described herein) is in the interests of shareholders.

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Trust and all Eaton Vance funds overseen by the Trustee as of December 31, 2003.



                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                     DOLLAR RANGE OF           SECURITIES OWNED IN ALL REGISTERED
                                       EQUITY SECURITIES           FUNDS OVERSEEN BY TRUSTEE IN THE
            NAME OF TRUSTEE           OWNED IN THE TRUST               EATON VANCE FUND COMPLEX
--------------------------------  -------------------------  ----------------------------------

INTERESTED TRUSTEE
James B. Hawkes.................            None                             over $100,000
NONINTERESTED TRUSTEES
Samuel L. Hayes, III............            None                             over $100,000
William H. Park.................            None                             over $100,000
Ronald A. Pearlman..............            None                             over $100,000
Norton H. Reamer................            None                             over $100,000
Lynn A. Stout...................            None                          $50,001-- $100,000

As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:

1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3. Any direct or indirect relationship with (i) the Trust; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Trust who are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Trust's assets, liabilities, and net income per share, and will not obligate the Trust to retain the services of any Trustee or obligate the Trust to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for its Trustees.

The fees and expenses of the Trustees of the Trust are paid by the Trust. (A Trustee of the Trust who is a member of the Eaton Vance organization receives no compensation from the Trust.) During the Trust's fiscal year ending May 31, 2005, it is anticipated that the Trustees of the Trust will earn the following compensation in their capacities as Trustees. For the year ended December 31, 2003, the Trustees earned the compensation set forth below in their capacities as Trustees from the funds in the Eaton Vance fund complex(1).

                                      SAMUEL L.        WILLIAM H.       RONALD A.      NORTON H.         LYNN A.
    SOURCE OF COMPENSATION            HAYES, III         PARK           PEARLMAN        REAMER            STOUT
--------------------------------     -------------    -------------   -------------  -------------   -----------

Trust*..........................     $    3,500       $   3,500       $   3,500       $    3,500     $    3,500
Fund Complex....................     $  183,750       $  98,333(2)    $  85,000       $  170,833     $  167,500(3)

----------

*    ESTIMATED
(1)  AS OF APRIL 30,  2004,  THE  EATON  VANCE  FUND  COMPLEX  CONSISTED  OF 198
     REGISTERED INVESTMENT COMPANIES OR SERIES THEREOF.
(2)  INCLUDES $60,920 OF DEFERRED COMPENSATION.
(3)  INCLUDES $23,250 OF DEFERRED COMPENSATION.

PROXY VOTING POLICY. The Trust is subject to the Eaton Vance Funds Proxy Voting Policy and Procedures (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policies"), which are described below. The Trustees will review the Trust's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Trust's shareholders and the Adviser or any of its affiliates or any affiliate of the Trust, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Trust except as contemplated under the Fund Policy. The Board's Special Committee will instruct the Adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the Adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of Independent Registered Public Accounting Firm, executive compensation, corporate structure and anti-takeover defenses. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the Adviser will monitor situations that may result in a conflict of interest between the Trust's shareholders and the Adviser or any of its affiliates or any affiliate of the Trust by maintaining a list of significant existing and prospective corporate clients. The Adviser's personnel responsible for reviewing and voting proxies on behalf of the Trust will report any proxy received or expected to be received from a company included on that list to members of senior management of the Adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the Adviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how the Trust voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Investment advisory and other services

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. They maintain a large staff of experienced fixed-income, senior loan and equity investment professionals to service the needs of their clients. The fixed-income group focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The senior loan group focuses on senior floating rate loans, unsecured loans and other floating rate debt securities such as notes, bonds and asset backed securities. The equity group covers stocks ranging from blue chip to emerging growth companies. Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

The Trust will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or
Administration Agreement. Such costs and expenses to be borne by the Trust include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws, stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Trust shares; and investment advisory and administration fees. The Trust will also bear expenses incurred in connection with any litigation in which the Trust is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

The Advisory Agreement with the Adviser continues in effect to October 20, 2005 and from year to year so long as such continuance is approved at least annually
(i) by the vote of a majority of the noninterested Trustees of the Trust or of the Adviser cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding interests of the Trust. The Trust's Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Trust's Trustees. Each agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Trustees of the Trust or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Trust. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Trust for any loss incurred, to the extent not covered by insurance.

Eaton Vance is a business trust organized under Massachusetts law. EV serves as trustee of Eaton Vance. Eaton Vance and EV are subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G. L.
Cabot, Thomas E. Faust Jr., Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a voting trust, the voting trustees of which are Messrs. James B. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson
F. Swaffield, Michael W. Weilheimer and Wharton P. Whitaker (all of whom are officers of Eaton Vance or its affiliates). The voting trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said voting trust are owned by certain of the officers of BMR and Eaton Vance and its affiliates who are also officers, or officers and Directors of EVC and EV. As indicated under "Trustees and Officers", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Trust, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Trust and such banks.

INVESTMENT ADVISORY SERVICES

Under the general supervision of the Trust's Board of Trustees, Eaton Vance will carry out the investment and reinvestment of the assets of the Trust, will furnish continuously an investment program with respect to the Trust, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Eaton Vance will furnish to the Trust investment advice and provide related office facilities and personnel for servicing the investments of the Trust. Eaton Vance will compensate all Trustees and officers of the Trust who are members of the Eaton Vance organization and who render investment services to the Trust, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Trust.

ADMINISTRATIVE SERVICES

Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust, subject to the supervision of the Trust's Board of Trustees. Eaton Vance will furnish to the Trust all office facilities, equipment and personnel for administering the affairs of the Trust. Eaton Vance will compensate all Trustees and officers of the Trust who are members of the Eaton Vance organization and who render executive and administrative services to the Trust, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Trust. Eaton Vance's administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust's custodian and transfer agent, providing assistance in connection with the Trustees and shareholders' meetings, providing services in connection with quarterly repurchase offers, if any, and other administrative services necessary to conduct the Trust's business.

CODE OF ETHICS

The Adviser and the Trust have adopted a Code of Ethics governing personal securities transactions. Under the Code of Ethics, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Trust) subject to certain pre-clearance and reporting requirements and other procedures.

The Code of ethics can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

DETERMINATION OF NET ASSET VALUE

The net asset value per Common Share of the Trust is determined no less frequently than daily, generally on each day of the week that the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Trust's net asset value per Common Share is determined by IBT, in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Trust's total assets, less its liabilities by the number of shares outstanding.

The Adviser uses an independent pricing service to value most loans and other debt securities at their market value. The Adviser may use the fair value method to value loans or other securities if market quotations for them are not readily available or are deemed unreliable, or if events occurring after the close of a securities market and before the Trust values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures.

The Trustees have approved and monitor the procedures under which Senior Loans, CLOs and CDOs are valued. The Adviser and the Valuation Committee may implement new pricing methodologies or expand mark-to-market valuation of Senior Loans, CLOs and CDOs in the future, which may result in a change in the Trust's net asset value per share. The Trust's net asset value per share will also be affected by fair value pricing decisions and by changes in the market for Senior Loans, CLOs and CDOs. In determining the fair value of a Senior Loan, CLOs and CDOs, the Adviser will consider relevant factors, data, and information, including: (i) the characteristics of and fundamental analytical data relating to the Senior Loan (or underlying collateral in the case of CLOs and CDOs), including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan (or underlying collateral in the case of CLOs and CDOs), the terms and conditions of the Senior Loan (or underlying collateral in the case of CLOs and CDOs) and any related agreements, and the position of the Senior Loan (or underlying collateral in the case of CLOs and CDOs) in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan (or underlying collateral in the case of CLOs and CDOs), including price quotations for and trading in the Senior Loan (or underlying collateral in the case of CLOs and CDOs) and interests in similar Senior Loans (or underlying collateral in the case of CLOs and CDOs) and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans (or underlying collateral in the case of CLOs and CDOs); (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan (or underlying collateral in the case of CLOs and CDOs); and (vi) general economic and market conditions affecting the fair value of the Senior Loan (or underlying collateral in the case of CLOs and CDOs). The fair value of each Senior Loan, CLO and CDO is reviewed and approved by the Adviser's Valuation Committee and the Trust's Trustees.

Non-loan holdings (other than debt securities, including short term obligations) may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation.

Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. OTC options are valued at the mean between the bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of such securities. Securities for which there is no such quotation or valuation and all other assets are valued at fair value as determined in good faith by or at the direction of the Trust's Trustees.

Generally, trading in the foreign securities owned by the Trust is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Trust generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange, which will not be reflected in the computation of the Trust's net asset value (unless the Trust deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). The Trust may rely on an independent fair valuation service in making any such adjustment. Foreign securities and currency held by the Trust will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

PORTFOLIO TRADING

Decisions concerning the execution of portfolio Senior Loan and other security transactions, including the selection of the market and the executing firm, are made by the Adviser. The Adviser is also responsible for the execution of transactions for all other accounts managed by it. The Adviser places the portfolio security transactions of the Trust and of all other accounts managed by it for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio security transactions at prices that are advantageous to the Trust and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the Adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

The Trust will acquire Senior Loans from major international banks, selected domestic regional banks, insurance companies, finance companies and other financial institutions. In selecting financial institutions from which Senior Loans may be acquired, the Adviser will consider, among other factors, the financial strength, professional ability, level of service and research capability of the institution. While these financial institutions are generally not required to repurchase Senior Loans that they have sold, they may act as principal or on an agency basis in connection with their sale by the Trust.

Other fixed income obligations that may be purchased and sold by the Trust are generally traded in the over-the-counter market on a net basis (I.E., without commission) through broker-dealers or banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuers of such obligations. The Trust may also purchase fixed income and other securities from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown.

Although spreads or commissions paid on portfolio security transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those that another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Adviser's clients in part for providing brokerage and research services to the Adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction on behalf of the Trust may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of that particular transaction or on the basis of overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials that assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser receives Research Services from many broker-dealer firms with which the Adviser places the Trust's transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities market, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, databases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts that pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Trust is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services that the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Trust and the Adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the Adviser in connection with its investment responsibilities. The investment companies sponsored by the Adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such investment companies and other mutual funds, which information is used by the Trustees of such investment companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the Adviser, to such investment companies. Such investment companies may also pay cash for such information.

Subject to the requirement that the Adviser shall use its best efforts to seek and execute portfolio Senior Loan and other security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Trust or of other investment companies sponsored by the Adviser. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. ("NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for the Trust may also be appropriate for other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Trust and one or more of such other accounts simultaneously, the Adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Trust will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the Adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Trust from time to time, it is the opinion of the Trustees of the Trust that the benefits from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

TAXES

The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart LLP, counsel to the Trust.

The following is a summary discussion of the material U.S. federal income tax consequences that may be relevant to a shareholder of acquiring, holding and disposing of the Common Shares of the Trust. This discussion addresses only U.S. federal income tax consequences to U.S. shareholders who hold their shares as capital assets and does not address all of the U.S. federal income tax consequences that may be relevant to particular shareholders in light of their individual circumstances. This discussion also does not address the tax consequences to shareholders who are subject to special rules, including, without limitation, banks and financial institutions, insurance companies, dealers in securities or foreign currencies, foreign shareholders, shareholders who hold their shares as or in a hedge against currency risk, a constructive sale, or a conversion transaction, shareholders who are subject to the alternative minimum tax, or tax-exempt or tax-deferred plans, accounts, or entities. In addition, the discussion does not address any state, local, or foreign tax consequences, and it does not address any U.S. federal tax consequences other than U.S. federal income tax consequences. The discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change or differing interpretations (possibly with retroactive effect). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Trust and its shareholders, and the discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the specific tax consequences to them of investing in the Trust, including the applicable federal, state, local and foreign tax consequences to them and the effect of possible changes in tax laws.

The Trust intends to elect to be treated and to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Trust intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Trust will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

In order to avoid incurring a nondeductible 4% federal excise tax obligation, the Code requires that the Trust distribute (or be deemed to have distributed) by December 31 of each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (which is the excess of its realized net long-term capital gain over its realized net short-term capital loss), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, plus 100% of any ordinary income and capital gain net income from the prior year (as previously computed) that were not paid out during such year and on which the Trust paid no federal income tax. Under current law, provided that the Trust qualifies as a RIC for federal income tax purposes, the Trust should not be liable for any income, corporate excise or franchise tax in The Commonwealth of Massachusetts.

If the Trust does not qualify as a RIC for any taxable year, the Trust's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Trust may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Trust's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Trust and, in order to avoid a tax payable by the Trust, the Trust may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Trust may make required distributions to its shareholders.

The Trust may invest a portion of its total assets in "high yield" securities, commonly known as "junk bonds." Investments in these types of securities may present special tax issues for the Trust. Federal income tax rules are not entirely clear about issues such as when the Trust may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Trust, in the event it invests in such debt securities, in order to seek to preserve its status as a regulated investment company and to not become subject to U.S. federal income or excise tax.

Any recognized gain or income attributable to market discount on long-term debt obligations (I.E., on obligations with a term of more than one year except to the extent of a portion of the discount attributable to original issue discount) purchased by the Trust is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a DE MINIMIS exclusion.

The Trust's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Trust, defer Trust losses, cause adjustments in the holding periods of securities held by the Trust, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Trust may be required to limit its activities in options and futures contracts in order to enable it to maintain its RIC status.

Any loss realized upon the sale or exchange of Trust shares with a holding period of 6 months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Trust shares may be disallowed under "wash sale" rules to the extent the shareholder acquires other shares of the same Trust (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Common Shares. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Trust (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Trust's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Trust's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Trust's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Trust's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of the Trust may be "spilled back" and treated as paid by the Trust (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made. Dividends paid out of the Trust's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Trust's earnings and profits. Dividends with respect to the Common Shares generally will not constitute "qualified dividend income" for federal income tax purposes and thus will not be eligible for the favorable long-term capital gains tax rates.

Amounts paid by the Trust to individuals and certain other shareholders who have not provided the Trust with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Trust has received certain information from the IRS or a broker may be subject to "backup" withholding of federal income tax arising from the Trust's taxable dividends and other distributions as well as the gross proceeds of sales of shares, at a rate of up to 28% for amounts paid during 2004. An individual's TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The Trust will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The IRS has taken the position that if a RIC has more than one class of shares, it may designate distributions made to each class in any year as consisting of no more than that class's proportionate share of particular types of income for that year, including ordinary income and net capital gain. A class's proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class. Accordingly, the Trust intends to designate a portion of its distributions as capital gain dividends in proportion to the relative interests of its Common Shares and, when issued, its preferred shares in accordance with the IRS position.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of Kirkpatrick & Lockhart LLP, counsel to the Trust, under current law the manner in which the Trust intends to allocate items of ordinary income and net capital gain among the Common Shares and, when issued, preferred shares will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel's opinion and attempt to reallocate the Trust's net capital gain or other taxable income.

STATE AND LOCAL TAXES

Shareholders should consult their own tax advisers as the state or local tax consequences of investing in the Trust.

OTHER INFORMATION

The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust, in cooridination with the Trust's By-laws, also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations. The Trust has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Trust is remote.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that the Trustees of the Trust shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares.

The Trust's Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Boston, Massachusetts are the Independent Registered Public Accounting Firm for the Trust, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

--------------------------------------------------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM REPORT

To the Trustees and Shareholder of
Eaton Vance Floating-Rate Income Trust:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating-Rate Income Trust (the "Trust") as of June 14, 2004 and the related statement of operations for the period from April 28, 2004 (date of organization) through June 14, 2004. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating-Rate Income Trust as of June 14, 2004, and the results of its operations for the period from April 28, 2004 (date of organization) through June 14, 2004 in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2004

--------------------------------------------------------------------------------

EATON VANCE FLOATING-RATE INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES
JUNE 14, 2004

   ASSETS
     Cash..........................................  $100,000
     Offering costs................................   500,000
     Receivable from Adviser.......................     7,500
                                                     --------
     Total assets..................................  $607,500
                                                     ========
   LIABILITIES
     Accrued offering costs........................  $500,000
     Accrued organization costs....................     7,500
                                                     --------
     Total liabilities.............................  $507,500
                                                     ========
   Net assets applicable to 5,000 common
    shares of beneficial interest issued
    and outstanding................................  $100,000
                                                     ========

   NET ASSET VALUE AND OFFERING PRICE PER SHARE....  $  20.00
                                                     ========

STATEMENT OF OPERATIONS
PERIOD FROM APRIL 28, 2004 (DATE OF ORGANIZATION) THROUGH JUNE 14, 2004.

               INVESTMENT INCOME.............       $    --
                                                    -------
               EXPENSES
                 Organization costs..........       $ 7,500
                 Expense reimbursement.......        (7,500)
                                                    -------
                    Net expenses.............       $    --
                                                    -------
               NET INVESTMENT INCOME.........       $    --
                                                    =======

               See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1:  ORGANIZATION

The Eaton Vance Floating-Rate Income Trust (the "Trust") was organized as a Massachusetts business trust on April 28, 2004, and has been inactive since that date except for matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the sale of 5,000 common shares to Eaton Vance Management, the Trust's Investment Adviser.

Eaton  Vance  Management,   or  an  affiliate,   has  agreed  to  reimburse  all
organizational costs, estimated at approximately $7,500.

Eaton Vance Management, or an affiliate, has agreed to pay all offering costs (other than sales loads) that exceed $0.04 per common share.

The Trust's investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

NOTE 2:  ACCOUNTING POLICIES

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results may differ from those estimates.

The Trust's share of offering costs will be recorded within paid in capital as a reduction of the proceeds from the sale of common shares upon the commencement of Trust operations. The offering costs reflected above assume the sale of 12,500,000 common shares.

NOTE 3:  INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an investment advisory agreement between the Adviser and the Trust, the Trust has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 0.75% of the average daily gross assets of the Trust. Gross assets of the Trust shall be calculated by deducting accrued liabilities of the Trust not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed.

In addition, Eaton Vance has contractually agreed to reimburse the Trust for fees and other expenses in the amount of 0.20% of the average daily gross assets for the first 5 full years of the Trust's operations, 0.15% of average weekly gross assets in year 6, 0.10% in year 7 and 0.05% in year 8. This reimbursement is exclusive of the Trust's organizational and offering costs.

NOTE 4:  FEDERAL INCOME TAXES

The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is required.

                               [INSERT FINANCIALS]

                                                             APPENDIX A: RATINGS

DESCRIPTION OF SECURITIES RATINGS+
MOODY'S INVESTORS SERVICE, INC.

LONG-TERM DEBT SECURITIES RATINGS

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

------------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings that would be given to these securities on the date of the Trust's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM DEBT SECURITIES RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (--): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

COMMERCIAL PAPER RATING DEFINITIONS

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH RATINGS

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (--): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR:  Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                 * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Trust is dependent on the Adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                                                     APPENDIX B: AMENDED BY-LAWS
                   [Amended By-Laws to be added by amendment]

                     EATON VANCE FLOATING-RATE INCOME TRUST

                       STATEMENT OF ADDITIONAL INFORMATION
                                  [     ], 2004

                                 ---------------

                      INVESTMENT ADVISER AND ADMINISTRATOR
                             Eaton Vance Management
                                255 State Street
                                Boston, MA 02109

                                    CUSTODIAN
                         Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC Inc.
                                 P.O. Box 43027
                            Providence, RI 02940-3027
                                 (800) 331-1710

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Deloitte & Touche LLP
                               200 Berkeley Street
                                Boston, MA 02116


                                       37


                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(1)   FINANCIAL STATEMENTS:

      Included in Part A:
      Financial Highlights*

      Included in Part B:
      Independent Auditor's Report
      Statement of Assets and Liabilities
      Notes to Financial Statement
      Unaudited Financial Statements*
_______________________________
*  To be filed by amendment

(2)      EXHIBITS:

         (a) Agreement and Declaration of Trust dated April 30, 2004 is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-2 (File Nos. 333-115087 and 811-21574) as to the Registrant's common shares of beneficial interest ("Common Shares") filed with the Securities and Exchange Commission on May 3, 2004 (Accession No. 0000898432-04-000406)
               ("Initial Common Shares Registration Statement").

         (b)   (1)   By-Laws are incorporated herein by reference to the
                     Registrant's Initial Common Shares Registration Statement.

               (2)   Form of Amended By-Laws to be filed by amendment.

         (c)   Not applicable.

         (d)   (1)
                     Form of Specimen Certificate for Common Shares of Beneficial Interest is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement filed with the Commission on May 24, 2004 (Accession No. 0000950135-04-002778) ("Pre-Effective Amendment No. 1 to
                     the Registrant's Initial Common Shares Registration Statement").

               (2) Form of Specimen Certificate of Series A Auction Preferred Shares to be filed by amendment.

               (3) Form of Specimen Certificate of Series B Auction Preferred Shares to be filed by amendment.

               (4) Form of Specimen Certificate of Series C Auction Preferred Shares to be filed by amendment.

               (5) Form of Specimen Certificate of Series D Auction Preferred Shares to be filed by amendment.

               (6) Form of Specimen Certificate of Series E Auction Preferred Shares to be filed by amendment.

         (e) Dividend Reinvestment Plan is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

         (f)   Not applicable.

         (g)   (1)   Investment Advisory Agreement dated May 21, 2004 is
                     incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration
                     Statement.

               (2) Expense Reimbursement Arrangement dated May 21, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

         (h)   (1)   Form of Underwriting Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's
                     Initial Common Shares Registration Statement.

               (2) Form of Master Agreement Among Underwriters is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

               (3) Form of Master Selected Dealers Agreement is incorporated by reference to Pre- Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

               (4) Form of Underwriting Agreement as to Registrant's Auction Preferred Shares to be filed by amendment.

               (5) Form of Master Agreement Among Underwriters as to Registrant's Auction Preferred Shares to be filed by amendment.

               (6) Form of Master Selected Dealers Agreement as to Registrant's Auction Preferred Shares to be filed by amendment.

         (i) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

         (j)   (1)   Master Custodian Agreement with Investors Bank & Trust
                     Company dated May 21, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial
                     Common Shares Registration Statement.

               (2) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed with the Commission on January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

               (3) Delegation Agreement dated December 11, 2000, with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267, 811-05808) filed April 3, 2002
                     (Accession No. 0000940394-01-500126) and incorporated herein by reference.

         (k)   (1)   Supplement to the Transfer Agency and Services Agreement
                     dated May 21, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial
                     Common Shares Registration Statement.

               (2) Transfer Agency and Services Agreement as amended and restated on June 16, 2003, filed as Exhibit (k)(2) to the Registration Statement of Eaton Vance Tax-Advantaged Dividend Income Fund (File Nos. 333-107050 and 811-21400) filed July 15, 2003 (Accession No. 0000898432-03- 000638)
                     and incorporated herein by reference.

               (3) Administration Agreement dated May 21, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

               (4) Form of Shareholder Servicing Agreement is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

               (5) Form of Additional Compensation Agreement is incorporated by reference to Pre- Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

               (6) Form of Auction Agreement between Registrant and the Auction Agent as to Registrant's Auction Preferred Shares to be filed by amendment.

               (7) Form of Broker-Dealer Agreement as to Registrant's Auction Preferred Shares to be filed by amendment.

         (l) Opinion and Consent of Kirkpatrick & Lockhart LLP as to Registrant's Auction Preferred Shares to be filed by amendment.

         (m)   Not applicable.

         (n) Consent of Independent Registered Public Accounting Firm filed herewith.

         (o)   Not applicable.

         (p) Letter Agreement with Eaton Vance Management incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Initial Common Shares Registration Statement filed with the Commission on June 23, 2004 (Accession No. 0000950135-04-003212).

         (q)   Not applicable.

         (r) Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

         (s) Power of Attorney dated May 21, 2004 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Initial Common Shares Registration Statement.

ITEM 25. MARKETING ARRANGEMENTS

         See Form of Underwriting Agreement to be filed by amendment.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees                                      $
National Association of Securities Dealers, Inc. Fees
New York Stock Exchange Fees
Costs of Printing and Engraving
Accounting Fees and Expenses
Legal Fees and Expenses

Total
                                                                  =======
                                                                  $

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

         Set forth below is the number of record holders as of [      ], 2004,
of each class of securities of the Registrant:

           TITLE OF CLASS                  NUMBER OF RECORD HOLDERS
           --------------                  ------------------------

Common Shares of Beneficial interest, par          [     ]
value $0.01 per share
Series A Auction Preferred Shares, par value          0
$0.01 per share
Series B Auction Preferred Shares, par value          0
$0.01 per share
Series C Auction Preferred Shares, par value          0
$0.01 per share
Series D Auction Preferred Shares, par value          0
$0.01 per share
Series E Auction Preferred Shares, par value          0
$0.01 per share

ITEM 29. INDEMNIFICATION

         The Registrant's By-Laws filed in the Registrant's Initial Common Shares Registration Statement and the Underwriting Agreement filed in Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement contains and the Form of Underwriting Agreement to be filed by amendment to this Registration Statement will contain provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances.

         Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 29, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to: (i) the information set forth under the caption "Investment advisory and other services" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 001-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 32. MANAGEMENT SERVICES

         Not applicable.


ITEM 33. UNDERTAKINGS

         1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         2.   Not applicable.

         3.   Not applicable.

         4.   Not applicable.

         5.   The Registrant undertakes that:

              a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

              b. for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of Eaton Vance Floating-Rate Income Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 14th day of July 2004.


EATON VANCE FLOATING-RATE

INCOME TRUST

                                                By:   PAYSON F. SWAFFIELD*
                                                      --------------------
                                                      Payson F. Swaffield
                                                      President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                   TITLE                      DATE
---------                   -----                      ----

Payson F. Swaffield*        President and Principal    July 14, 2004
-------------------         Executive Officer
Payson F. Swaffield

/s/ Barbara E. Campbell     Treasurer and Principal    July 14, 2004
-----------------------     Financial and Accounting
Barbara E. Campbell         Officer


/s/ James B. Hawkes         Trustee                    July 14, 2004
-------------------
James B. Hawkes

Samuel L. Hayes, III*       Trustee                    July 14, 2004
--------------------
Samuel L. Hayes, III

William H. Park*            Trustee                    July 14, 2004
---------------
William H. Park

Ronald A. Pearlman*         Trustee                    July 14, 2004
------------------
Ronald A. Pearlman

Norton H. Reamer*           Trustee                    July 14, 2004
----------------
Norton H. Reamer

Lynn A. Stout*              Trustee                    July 14, 2004
-------------
Lynn A. Stout

*By:  /s/Alan R. Dynner
      -----------------
      Alan R. Dynner (As attorney in-fact)

                              INDEX TO EXHIBITS

(n)   Consent of Independent Registered Public Accounting Firm